FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts
AB Discovery Value Class A Shares (1)	Invesco Charter Class A Shares (1)
AB International Value Class A Shares (1)	Invesco Comstock Class A Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco Discovery Large Cap Class A Shares (1)
AB Large Cap Value Class A Shares (1)	Invesco Discovery Mid Cap Growth Class A Shares (1)
AB Relative Value Class A Shares (1)	Invesco Equity and Income Class A Shares (1)
American Funds - EuroPacific Growth Fund® Class F -1 Shares (1)	Invesco Fundamental Alternatives Class A Shares (1)
American Funds - Growth Fund of America® Class F -1 Shares (1)	Invesco Global Class A Shares (1)
American Funds - Income Fund of America® Class F -1 Shares (1)	Invesco Main Street Class A Shares (1)
American Funds - Investment Company of America® Class F -1 Shares (1)	Invesco Main Street Mid Cap Class A Shares (1)
American Funds - The Bond Fund of America® Class A Shares (1)	Invesco Value Opportunities Class A Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

American Funds - The Bond Fund of America® Class F -1 Shares (1)	Janus Henderson Enterprise Class A Shares (1)
American Funds - The Growth Fund of America® Class A Shares (1)	Janus Henderson Forty Class A Shares (1)
American Funds - The Income Fund of America® Class A Shares (1)	JPMorgan Small Cap Growth Class A Shares (1)
American Funds - The Investment Company of America® Class A Shares (1)	Lord Abbett Affiliated Class A Shares (1)
AMG Renaissance Large Cap Growth Class N Shares (1)	Lord Abbett Bond-Debenture Class A Shares (1)
BlackRock Advantage Global Investor A Shares (1)	Lord Abbett Mid Cap Stock Class A Shares (1)
BlackRock Advantage International Investor A Shares (1)	Macquarie Mid Cap Growth Class A Shares (2)
BlackRock Advantage Large Cap Core Investor A Shares (1)	MFS® Growth Class A Shares (1)
BlackRock Advantage Large Cap Value Investor A Shares (1)	MFS® Mid Cap Growth Class A Shares (1)
BlackRock Advantage SMID Investor A Shares (1)	MFS® Research International Class A Shares (1)
BlackRock Capital Appreciation Investor A Shares (1)	PIMCO CommodityRealReturn Strategy Class A Shares (1)
BlackRock Global Allocation Investor A Shares (1)	PIMCO Low Duration Class A Shares (1)
BlackRock High Yield Investor A Shares (1)	PIMCO Real Return Class A Shares (1)
BlackRock Impact Mortgage Investor A Shares (1)	PIMCO Total Return Class A Shares (1)
BlackRock International Investor A Shares (1)	Pioneer Class A Shares (1)
BlackRock iShares MSCI EAFE International Index Investor A Shares (1)	Pioneer High Yield Class A Shares (1)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares (1)	Pioneer Select Mid Cap Growth Class A Shares (1)
BlackRock iShares S&P 500 Index Investor A Shares (1)	Putnam International Equity Class A Shares (1)
BlackRock Large Cap Focus Growth Investor A Shares (1)	Putnam Large Cap Growth Class A Shares (1)
BlackRock Large Cap Focus Value Investor A Shares (1)	Putnam Large Cap Value Class A Shares (1)
BlackRock Low Duration Bond Investor A Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Total Return Investor A Shares (1)	TA Asset Allocation - Conservative Class A Shares (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

BNY Mellon Appreciation Investor Shares (1)	TA Asset Allocation - Moderate Class A Shares (1)
Cohen & Steers Real Estate Securities Class A Shares (1)	TA Asset Allocation - Moderate Growth Class A Shares (1)
Columbia Large Cap Growth Opportunity Class A Shares (1)	TA BlackRock Government Money Market Initial Class (1)
Columbia Select Mid Cap Growth Class A Shares (1)	TA Bond Class A Shares (1)
Columbia Select Small Cap Value Class A Shares (1)	TA International Focus Initial Class (1)
Davis New York Venture Class A Shares (1)	TA Multi-Managed Balanced Class A Shares (1)
Eaton Vance Floating-Rate Class A Shares (1)	TA Small/Mid Cap Value Class A Shares (1)
Eaton Vance Large-Cap Value Class A Shares (1)	TA Sustainable Equity Income Class A Shares (1)
Federated Hermes Equity Income Class A Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Federated Hermes Kaufmann Class A Shares (1)	TA TSW International Equity Service Class (1)
Fidelity Advisor® Equity Growth Class A Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)
Fidelity Advisor® Overseas Class A Shares (1)	TA US Growth Class A Shares (1)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares (1)	TA WMC US Growth Service Class (1)
Franklin Templeton Growth Class A Shares (1)	Virtus AllianzGI Dividend Value Class A Shares (1)
Invesco American Franchise Fund Class A Shares (1)	Virtus AllianzGI Small-Cap Value Class A Shares (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

(2) Statements of operations and changes in net assets for the period June 7, 2024 (commencement of operations) through December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco American Franchise Fund Class A Shares
AB International Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB Large Cap Growth Class A Shares	Invesco Charter Class A Shares
AB Relative Value Class A Shares	Invesco Comstock Class A Shares
AB Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Equity and Income Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Invesco Value Opportunities Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Income Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Investment Company of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Affiliated Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage International Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage Large Cap Core Investor A Shares	MFS® Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage SMID Investor A Shares	MFS® Research International Class A Shares

BlackRock Capital Appreciation Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Real Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	PIMCO Total Return Class A Shares
BlackRock International Investor A Shares	Pioneer Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam Large Cap Growth Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Mid Cap Growth Equity Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Floating-Rate Class A Shares	TA Small/Mid Cap Value Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
Federated Hermes Kaufmann Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Overseas Class A Shares	TA WMC US Growth Service Class
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	89,752.225	$1,840,764	$1,861,461	$2	$1,861,463	47,781	$37.041413	$41.136597
AB International Value Class A Shares	82,448.532	1,042,810	1,130,369	7	1,130,376	152,806	7.088436	7.778250
AB Large Cap Growth Class A Shares	23,451.398	1,545,817	2,249,693	(1)	2,249,692	21,792	103.236240	103.236240
AB Large Cap Value Class A Shares	20,890.074	316,710	353,878	2	353,880	14,626	23.149177	25.708690
AB Relative Value Class A Shares	608,718.656	3,390,105	3,774,056	(4)	3,774,052	68,845	54.819632	54.819632
American Funds - EuroPacific Growth Fund® Class F -1 Shares	35,445.226	1,946,358	1,894,902	(4)	1,894,898	70,575	25.357414	28.161763
American Funds - Growth Fund of America® Class F -1 Shares	163,446.764	9,492,627	12,055,833	7	12,055,840	190,931	59.589209	66.178595
American Funds - Income Fund of America® Class F -1 Shares	109,323.276	2,434,190	2,659,835	(11)	2,659,824	90,405	27.594819	30.646260
American Funds - Investment Company of America® Class F -1 Shares	91,120.604	3,868,235	5,236,701	(146)	5,236,555	106,279	46.258185	51.373383
American Funds - The Bond Fund of America® Class A Shares	220,119.306	2,763,599	2,452,129	(1)	2,452,128	157,786	15.540804	15.540804
American Funds - The Bond Fund of America® Class F -1 Shares	126,811.347	1,579,642	1,412,678	(218)	1,412,460	115,085	11.659747	12.949156
American Funds - The Growth Fund of America® Class A Shares	508,562.192	27,366,309	37,867,541	(2)	37,867,539	410,138	92.328849	92.328849
American Funds - The Income Fund of America® Class A Shares	313,759.606	7,021,509	7,662,010	5	7,662,015	179,844	42.603725	42.603725
American Funds - The Investment Company of America® Class A Shares	343,701.213	14,269,849	19,824,686	2	19,824,688	285,545	69.427509	69.427509
AMG Renaissance Large Cap Growth Class N Shares	2,164.370	32,077	38,656	-	38,656	1,592	23.969202	24.970910
BlackRock Advantage Global Investor A Shares	11,590.324	261,867	282,804	(4)	282,800	6,869	38.936993	43.241570
BlackRock Advantage International Investor A Shares	71,794.553	1,219,974	1,320,302	3	1,320,305	64,589	19.925465	21.376777
BlackRock Advantage Large Cap Core Investor A Shares	228,072.011	4,007,179	4,698,283	1	4,698,284	95,341	46.648211	51.804395
BlackRock Advantage Large Cap Value Investor A Shares	95,529.690	2,671,448	2,793,288	18	2,793,306	80,636	32.939503	36.580805
BlackRock Advantage SMID Investor A Shares	145,879.573	3,740,753	4,005,853	(5)	4,005,848	79,141	33.259294	58.372231
BlackRock Capital Appreciation Investor A Shares	803,549.056	24,231,674	29,739,351	(43)	29,739,308	440,938	59.569329	79.884603
BlackRock Global Allocation Investor A Shares	3,154,680.317	60,262,347	58,456,226	(11)	58,456,215	1,970,092	24.946647	41.848991
BlackRock High Yield Investor A Shares	1,661,737.853	12,191,739	11,781,721	(375)	11,781,346	679,646	16.773109	17.994647
BlackRock Impact Mortgage Investor A Shares	1,145,072.400	11,832,315	10,294,201	(201)	10,294,000	1,075,214	9.037021	9.702625
BlackRock International Investor A Shares	76,843.591	1,339,458	1,463,870	1	1,463,871	94,281	15.066429	16.170120
BlackRock iShares MSCI EAFE International Index Investor A Shares	6,653.865	89,855	100,673	-	100,673	5,088	18.911726	21.002836
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,498.631	28,782	36,612	(1)	36,611	1,061	32.964460	36.609027
BlackRock iShares S&P 500 Index Investor A Shares	31,246.787	12,529,007	21,492,165	(65)	21,492,100	565,340	36.574132	38.924291
BlackRock Large Cap Focus Growth Investor A Shares	426,480.191	2,365,657	3,300,957	(70)	3,300,887	163,501	19.916081	20.505126
BlackRock Large Cap Focus Value Investor A Shares	1,055,641.165	19,015,676	19,223,226	(32)	19,223,194	514,185	31.620818	50.312820
BlackRock Low Duration Bond Investor A Shares	5,050.773	48,234	45,760	(5)	45,755	4,438	9.961115	10.694713
BlackRock Total Return Investor A Shares	4,186,863.907	47,289,686	40,738,186	(307)	40,737,879	3,033,999	12.289982	14.500798
BNY Mellon Appreciation Investor Shares	162,689.549	6,297,348	6,374,177	8	6,374,185	143,918	42.042091	46.690053
Cohen & Steers Real Estate Securities Class A Shares	22,394.046	337,857	359,424	12	359,436	10,816	31.665646	35.166665
Columbia Large Cap Growth Opportunity Class A Shares	284,688.526	4,618,173	4,834,011	6	4,834,017	170,722	27.771507	29.040573
Columbia Select Mid Cap Growth Class A Shares	18,262.870	417,605	428,447	(14)	428,433	14,015	29.446617	31.657258
Columbia Select Small Cap Value Class A Shares	449,082.192	7,078,318	7,867,920	-	7,867,920	134,153	58.648674	58.648674
Davis New York Venture Class A Shares	664,762.283	18,402,423	17,084,391	43	17,084,434	379,490	35.344359	55.327901

See accompanying notes.	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Eaton Vance Floating-Rate Class A Shares	315,032.348	$2,765,248	$2,731,330	$(519)	$2,730,811	167,034	$15.607558	$17.333457
Eaton Vance Large-Cap Value Class A Shares	112,620.403	2,523,979	2,857,180	(20)	2,857,160	115,192	23.888188	26.211882
Federated Hermes Equity Income Class A Shares	43,209.921	924,872	945,865	(124)	945,741	46,406	19.791372	21.063371
Federated Hermes Kaufmann Class A Shares	527,118.812	3,159,278	2,909,696	68	2,909,764	68,348	40.152698	44.592490
Fidelity Advisor® Equity Growth Class A Shares	125,404.053	1,769,808	2,475,476	(18)	2,475,458	25,875	69.104598	96.732770
Fidelity Advisor® Overseas Class A Shares	15,105.748	311,103	472,357	(3)	472,354	13,710	34.452242	34.452242
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	16,534.900	559,123	692,812	-	692,812	11,412	60.710501	60.710501
Franklin Templeton Growth Class A Shares	87,125.241	1,975,209	2,280,939	2	2,280,941	95,046	18.016338	28.537832
Invesco American Franchise Fund Class A Shares	19,961.891	428,071	585,882	-	585,882	14,774	39.655768	39.655768
Invesco Charter Class A Shares	17,261.961	297,653	341,096	1	341,097	9,491	35.938270	35.938270
Invesco Comstock Class A Shares	830,638.662	20,244,054	23,747,959	(21)	23,747,938	529,635	37.026156	63.308603
Invesco Discovery Large Cap Class A Shares	9,841.389	608,990	825,004	(25)	824,979	16,643	46.620045	51.773943
Invesco Discovery Mid Cap Growth Class A Shares	50,241.579	1,186,548	1,401,740	(3)	1,401,737	83,289	16.829737	16.829737
Invesco Equity and Income Class A Shares	157,785.584	1,648,639	1,644,126	(1)	1,644,125	38,425	42.787547	42.787547
Invesco Fundamental Alternatives Class A Shares	15,720.186	411,912	389,546	-	389,546	23,387	16.656780	16.656780
Invesco Global Class A Shares	28,642.375	2,618,548	2,682,072	8	2,682,080	42,561	63.016847	63.016847
Invesco Main Street Class A Shares	31,976.786	1,644,601	1,855,933	25	1,855,958	36,135	42.939722	60.505545
Invesco Main Street Mid Cap Class A Shares	74,188.007	1,846,094	2,134,389	5	2,134,394	53,672	38.003297	42.204436
Invesco Value Opportunities Class A Shares	18,903.194	298,637	405,474	(5)	405,469	116,779	3.377352	3.628829
Janus Henderson Enterprise Class A Shares	149,077.415	19,295,253	19,916,743	(24)	19,916,719	305,681	62.648670	67.941536
Janus Henderson Forty Class A Shares	88,545.080	4,062,423	4,697,316	12	4,697,328	79,224	56.734808	62.252902
JPMorgan Small Cap Growth Class A Shares	68,231.825	1,251,093	1,209,750	-	1,209,750	33,670	34.156465	37.479502
Lord Abbett Affiliated Class A Shares	71,263.580	1,109,842	1,327,640	19	1,327,659	42,660	29.296971	32.536290
Lord Abbett Bond-Debenture Class A Shares	1,110,670.852	8,510,180	7,919,083	(407)	7,918,676	327,781	20.172392	28.964852
Lord Abbett Mid Cap Stock Class A Shares	273,749.661	7,703,596	9,239,051	16	9,239,067	226,711	29.465563	47.449946
Macquarie Mid Cap Growth Class A Shares	60,570.863	1,617,055	1,521,540	2	1,521,542	153,595	9.875542	9.912277
MFS® Growth Class A Shares	58,508.870	7,866,765	10,681,964	(12)	10,681,952	175,545	60.850342	60.850342
MFS® Mid Cap Growth Class A Shares	292,602.548	6,019,333	8,330,395	2	8,330,397	136,352	61.094954	61.094954
MFS® Research International Class A Shares	213,301.659	3,718,018	4,777,957	(10)	4,777,947	145,867	32.755464	32.755464
PIMCO CommodityRealReturn Strategy Class A Shares	409,421.414	6,315,856	5,068,637	(16)	5,068,621	667,300	7.209103	8.006649
PIMCO Low Duration Class A Shares	3,024,278.739	29,020,350	27,974,578	(380)	27,974,198	2,415,014	11.072599	12.149611
PIMCO Real Return Class A Shares	1,817,608.663	20,343,282	18,121,558	(245)	18,121,313	1,312,209	13.127571	14.579431
PIMCO Total Return Class A Shares	5,807,146.347	57,098,125	49,244,601	(114)	49,244,487	3,235,773	13.906258	16.690180
Pioneer Class A Shares	26,421.125	985,771	1,039,671	69	1,039,740	19,822	49.847557	55.358079
Pioneer High Yield Class A Shares	223,642.056	1,971,875	1,950,159	(99)	1,950,060	93,273	19.988764	22.198875
Pioneer Select Mid Cap Growth Class A Shares	4,492.260	208,288	211,181	2	211,183	4,643	43.536993	47.196572
Putnam International Equity Class A Shares	356,774.049	8,244,669	8,805,184	64	8,805,248	320,106	27.507289	27.507289
Putnam Large Cap Growth Class A Shares	25,887.033	1,211,644	1,798,631	(1)	1,798,630	47,751	37.666966	37.666966
Putnam Large Cap Value Class A Shares	25,365.431	752,298	874,346	-	874,346	40,203	21.748524	21.748524
TA Aegon Sustainable Equity Income Service Class	112,402.160	2,044,611	2,357,073	(6)	2,357,067	178,580	12.731689	13.260327
TA Asset Allocation - Conservative Class A Shares	30,120.604	307,804	317,471	1	317,472	25,797	11.959984	12.481134
TA Asset Allocation - Moderate Class A Shares	115,663.127	1,350,871	1,331,283	-	1,331,283	98,698	13.066789	13.636101
TA Asset Allocation - Moderate Growth Class A Shares	123,726.679	1,444,338	1,581,227	5	1,581,232	105,070	14.656747	15.295296

See accompanying notes.	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Government Money Market Initial Class	5,404,966.350	$5,404,966	$5,404,966	$(197)	$5,404,769	518,482	$10.221172	$10.524677
TA Bond Class A Shares	106,583.193	947,485	846,271	(155)	846,116	623,953	1.297360	1.404424
TA International Focus Initial Class	7,397,476.146	58,742,138	60,067,506	(88)	60,067,418	5,042,953	11.657954	12.142020
TA Multi-Managed Balanced Class A Shares	42,918.056	1,308,515	1,454,064	(1)	1,454,063	82,688	16.972569	17.711986
TA Small/Mid Cap Value Class A Shares	803,822.280	18,790,916	20,923,494	2	20,923,496	665,415	30.132595	32.898737
TA Sustainable Equity Income Class A Shares	4,660,892.475	33,675,341	36,960,877	(1)	36,960,876	2,212,261	16.148372	17.117948
TA T. Rowe Price Small Cap Service Class	312,439.412	3,390,999	3,308,733	(2)	3,308,731	187,807	17.270407	17.987458
TA TSW International Equity Service Class	162,447.255	2,088,855	2,334,367	(1)	2,334,366	197,761	11.623274	12.105880
TA TSW Mid Cap Value Opportunities Service Class	136,740.950	1,982,877	1,721,569	(4)	1,721,565	112,659	14.729491	15.341012
TA US Growth Class A Shares	774,304.236	19,235,036	22,067,671	(97)	22,067,574	458,554	46.565673	49.852575
TA WMC US Growth Service Class	7,814.282	235,488	309,289	(2)	309,287	11,073	27.505809	28.647449
Virtus AllianzGI Dividend Value Class A Shares	239,567.247	2,529,802	2,479,521	(3)	2,479,518	125,780	18.956725	20.800937
Virtus AllianzGI Small-Cap Value Class A Shares	233,003.328	2,962,315	2,789,050	(6)	2,789,044	65,506	29.823417	49.547010

See accompanying notes.	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Large Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2022:	$1,851,502	$1,297,199	$1,929,080	$459,310

Investment Income:
Reinvested Dividends	9,019	13,816	-	5,630
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,270	20,579	27,729	8,153

Net Investment Income (Loss)	(22,251)	(6,763)	(27,729)	(2,523)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,607	-	39,359	16,805
Realized Gain (Loss) on Investments	45,160	15,390	164,268	4,904

Net Realized Capital Gains (Losses) on Investments	155,767	15,390	203,627	21,709
Net Change in Unrealized Appreciation (Depreciation)	145,405	151,214	430,965	53,911

Net Gain (Loss) on Investment	301,172	166,604	634,592	75,620

Net Increase (Decrease) in Net Assets Resulting from Operations	278,921	159,841	606,863	73,097

Increase (Decrease) in Net Assets from Contract Transactions	(97,912)	(250,959)	(446,830)	(36,644)

Total Increase (Decrease) in Net Assets	181,009	(91,118)	160,033	36,453

Net Assets as of December 31, 2023:	$2,032,511	$1,206,081	$2,089,113	$495,763

Investment Income:
Reinvested Dividends	9,416	103,720	-	3,563
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,697	20,355	28,590	8,093

Net Investment Income (Loss)	(22,281)	83,365	(28,590)	(4,530)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	227,080	-	160,815	35,983
Realized Gain (Loss) on Investments	119,045	53,846	207,785	42,360

Net Realized Capital Gains (Losses) on Investments	346,125	53,846	368,600	78,343
Net Change in Unrealized Appreciation (Depreciation)	(179,321)	(94,701)	119,108	(11,249)

Net Gain (Loss) on Investment	166,804	(40,855)	487,708	67,094

Net Increase (Decrease) in Net Assets Resulting from Operations	144,523	42,510	459,118	62,564

Increase (Decrease) in Net Assets from Contract Transactions	(315,571)	(118,215)	(298,539)	(204,447)

Total Increase (Decrease) in Net Assets	(171,048)	(75,705)	160,579	(141,883)

Net Assets as of December 31, 2024:	$1,861,463	$1,130,376	$2,249,692	$353,880

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Relative Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2022:	$3,897,442	$2,537,626	$9,766,315	$3,092,645

Investment Income:
Reinvested Dividends	50,761	34,762	58,961	106,019
Investment Expense:
Mortality and Expense Risk and Administrative Chargese	50,298	36,164	169,892	45,929

Net Investment Income (Loss)	463	(1,402)	(110,931)	60,090

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	193,980	41,470	746,514	-
Realized Gain (Loss) on Investments	28,091	32,620	390,371	162,870

Net Realized Capital Gains (Losses) on Investments	222,071	74,090	1,136,885	162,870
Net Change in Unrealized Appreciation (Depreciation)	137,583	233,858	2,162,027	(67,918)

Net Gain (Loss) on Investment	359,654	307,948	3,298,912	94,952

Net Increase (Decrease) in Net Assets Resulting from Operations	360,117	306,546	3,187,981	155,042

Increase (Decrease) in Net Assets from Contract Transactions	(260,748)	(567,354)	(1,425,057)	(518,182)

Total Increase (Decrease) in Net Assets	99,369	(260,808)	1,762,924	(363,140)

Net Assets as of December 31, 2023:	$3,996,811	$2,276,818	$11,529,239	$2,729,505

Investment Income:
Reinvested Dividends	36,482	21,778	40,131	106,272
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,498	34,505	196,218	43,076

Net Investment Income (Loss)	(16,016)	(12,727)	(156,087)	63,196

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	347,404	102,313	959,074	58,700
Realized Gain (Loss) on Investments	200,010	51,564	1,224,117	108,672

Net Realized Capital Gains (Losses) on Investments	547,414	153,877	2,183,191	167,372
Net Change in Unrealized Appreciation (Depreciation)	(92,826)	(68,551)	788,753	2,339

Net Gain (Loss) on Investment	454,588	85,326	2,971,944	169,711

Net Increase (Decrease) in Net Assets Resulting from Operations	438,572	72,599	2,815,857	232,907

Increase (Decrease) in Net Assets from Contract Transactions	(661,331)	(454,519)	(2,289,256)	(302,588)

Total Increase (Decrease) in Net Assets	(222,759)	(381,920)	526,601	(69,681)

Net Assets as of December 31, 2024:	$3,774,052	$1,894,898	$12,055,840	$2,659,824

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds -The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds -The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2022:	$4,700,716	$3,066,208	$1,816,632	$30,296,769

Investment Income:
Reinvested Dividends	73,059	106,366	61,214	196,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	77,771	38,111	27,906	430,369

Net Investment Income (Loss)	(4,712)	68,255	33,308	(234,110)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	177,754	-	-	2,281,375
Realized Gain (Loss) on Investments	149,277	(21,555)	(32,616)	1,543,385

Net Realized Capital Gains (Losses) on Investments	327,031	(21,555)	(32,616)	3,824,760
Net Change in Unrealized Appreciation (Depreciation)	823,935	48,192	51,635	6,547,289

Net Gain (Loss) on Investment	1,150,966	26,637	19,019	10,372,049

Net Increase (Decrease) in Net Assets Resulting from Operations	1,146,254	94,892	52,327	10,137,939

Increase (Decrease) in Net Assets from Contract Transactions	(679,555)	(299,132)	(136,467)	(4,732,254)

Total Increase (Decrease) in Net Assets	466,699	(204,240)	(84,140)	5,405,685

Net Assets as of December 31, 2023:	$5,167,415	$2,861,968	$1,732,492	$35,702,454

Investment Income:
Reinvested Dividends	55,045	113,155	65,543	145,212
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,550	35,010	25,896	490,063

Net Investment Income (Loss)	(32,505)	78,145	39,647	(344,851)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	405,716	-	-	2,989,026
Realized Gain (Loss) on Investments	442,419	(28,626)	(46,356)	3,268,408

Net Realized Capital Gains (Losses) on Investments	848,135	(28,626)	(46,356)	6,257,434
Net Change in Unrealized Appreciation (Depreciation)	315,507	(52,350)	3,176	2,945,396

Net Gain (Loss) on Investment	1,163,642	(80,976)	(43,180)	9,202,830

Net Increase (Decrease) in Net Assets Resulting from Operations	1,131,137	(2,831)	(3,533)	8,857,979

Increase (Decrease) in Net Assets from Contract Transactions	(1,061,997)	(407,009)	(316,499)	(6,692,894)

Total Increase (Decrease) in Net Assets	69,140	(409,840)	(320,032)	2,165,085

Net Assets as of December 31, 2024:	$5,236,555	$2,452,128	$1,412,460	$37,867,539

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds -The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$8,877,720	$17,610,195	$57,276	$269,227

Investment Income:
Reinvested Dividends	315,061	288,668	35	4,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,864	240,443	1,046	4,325

Net Investment Income (Loss)	205,197	48,225	(1,011)	(292)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	678,309	4,237	-
Realized Gain (Loss) on Investments	281,587	486,013	1,523	112

Net Realized Capital Gains (Losses) on Investments	281,587	1,164,322	5,760	112
Net Change in Unrealized Appreciation (Depreciation)	15,818	3,262,633	7,497	50,223

Net Gain (Loss) on Investment	297,405	4,426,955	13,257	50,335

Net Increase (Decrease) in Net Assets Resulting from Operations	502,602	4,475,180	12,246	50,043

Increase (Decrease) in Net Assets from Contract Transactions	(951,557)	(2,183,523)	(7,665)	(49,697)

Total Increase (Decrease) in Net Assets	(448,955)	2,291,657	4,581	346

Net Assets as of December 31, 2023:	$8,428,765	$19,901,852	$61,857	$269,573

Investment Income:
Reinvested Dividends	320,389	215,549	-	3,118
Investment Expense:
Mortality and Expense Risk and Administrative Charges	107,158	264,220	1,064	4,669

Net Investment Income (Loss)	213,231	(48,671)	(1,064)	(1,551)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	169,765	1,524,872	4,510	33,999
Realized Gain (Loss) on Investments	299,452	1,911,383	10,598	18,012

Net Realized Capital Gains (Losses) on Investments	469,217	3,436,255	15,108	52,011
Net Change in Unrealized Appreciation (Depreciation)	66,896	867,578	(4,085)	(4,270)

Net Gain (Loss) on Investment	536,113	4,303,833	11,023	47,741

Net Increase (Decrease) in Net Assets Resulting from Operations	749,344	4,255,162	9,959	46,190

Increase (Decrease) in Net Assets from Contract Transactions	(1,516,094)	(4,332,326)	(33,160)	(32,963)

Total Increase (Decrease) in Net Assets	(766,750)	(77,164)	(23,201)	13,227

Net Assets as of December 31, 2024:	$7,662,015	$19,824,688	$38,656	$282,800

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$1,352,356	$4,469,776	$2,903,078	$4,156,263

Investment Income:
Reinvested Dividends	36,869	39,444	45,509	34,252
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,740	75,213	49,902	55,535

Net Investment Income (Loss)	13,129	(35,769)	(4,393)	(21,283)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	37,104	-
Realized Gain (Loss) on Investments	15,456	37,628	23,407	(251,825)

Net Realized Capital Gains (Losses) on Investments	15,456	37,628	60,511	(251,825)
Net Change in Unrealized Appreciation (Depreciation)	193,242	953,100	260,936	909,283

Net Gain (Loss) on Investment	208,698	990,728	321,447	657,458

Net Increase (Decrease) in Net Assets Resulting from Operations	221,827	954,959	317,054	636,175

Increase (Decrease) in Net Assets from Contract Transactions	(101,280)	(800,334)	(334,175)	(630,934)

Total Increase (Decrease) in Net Assets	120,547	154,625	(17,121)	5,241

Net Assets as of December 31, 2023:	$1,472,903	$4,624,401	$2,885,957	$4,161,504

Investment Income:
Reinvested Dividends	36,434	29,564	37,818	25,853
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,038	79,469	49,094	56,503

Net Investment Income (Loss)	11,396	(49,905)	(11,276)	(30,650)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,713	647,497	355,033	26,472
Realized Gain (Loss) on Investments	65,335	299,462	88,252	(116,210)

Net Realized Capital Gains (Losses) on Investments	75,048	946,959	443,285	(89,738)
Net Change in Unrealized Appreciation (Depreciation)	(12,707)	130,777	(57,318)	517,850

Net Gain (Loss) on Investment	62,341	1,077,736	385,967	428,112

Net Increase (Decrease) in Net Assets Resulting from Operations	73,737	1,027,831	374,691	397,462

Increase (Decrease) in Net Assets from Contract Transactions	(226,335)	(953,948)	(467,342)	(553,118)

Total Increase (Decrease) in Net Assets	(152,598)	73,883	(92,651)	(155,656)

Net Assets as of December 31, 2024:	$1,320,305	$4,698,284	$2,793,306	$4,005,848

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Investor A Shares Subaccount	BlackRock Impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$29,658,675	$66,245,918	$13,091,390	$11,421,320

Investment Income:
Reinvested Dividends	-	731,321	855,561	363,127
Investment Expense:
Mortality and Expense Risk and Administrative Charges	477,147	991,440	214,650	151,666

Net Investment Income (Loss)	(477,147)	(260,119)	640,911	211,461

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,168,564	-	-	-
Realized Gain (Loss) on Investments	959,702	(1,346,988)	(270,629)	(242,165)

Net Realized Capital Gains (Losses) on Investments	2,128,266	(1,346,988)	(270,629)	(242,165)
Net Change in Unrealized Appreciation (Depreciation)	10,405,105	8,096,251	1,026,137	351,864

Net Gain (Loss) on Investment	12,533,371	6,749,263	755,508	109,699

Net Increase (Decrease) in Net Assets Resulting from Operations	12,056,224	6,489,144	1,396,419	321,160

Increase (Decrease) in Net Assets from Contract Transactions	(9,995,468)	(9,180,284)	(1,787,490)	(632,281)

Total Increase (Decrease) in Net Assets	2,060,756	(2,691,140)	(391,071)	(311,121)

Net Assets as of December 31, 2023:	$31,719,431	$63,554,778	$12,700,319	$11,110,199

Investment Income:
Reinvested Dividends	-	654,871	839,022	384,095
Investment Expense:
Mortality and Expense Risk and Administrative Charges	486,308	964,342	207,783	148,783

Net Investment Income (Loss)	(486,308)	(309,471)	631,239	235,312

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,778,036	3,661,174	47,450	-
Realized Gain (Loss) on Investments	2,072,235	391,392	(231,797)	(217,900)

Net Realized Capital Gains (Losses) on Investments	5,850,271	4,052,566	(184,347)	(217,900)
Net Change in Unrealized Appreciation (Depreciation)	2,926,150	740,357	325,453	(67,105)

Net Gain (Loss) on Investment	8,776,421	4,792,923	141,106	(285,005)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,290,113	4,483,452	772,345	(49,693)

Increase (Decrease) in Net Assets from Contract Transactions	(10,270,236)	(9,582,015)	(1,691,318)	(766,506)

Total Increase (Decrease) in Net Assets	(1,980,123)	(5,098,563)	(918,973)	(816,199)

Net Assets as of December 31, 2024:	$29,739,308	$58,456,215	$11,781,346	$10,294,000

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$1,642,196	$104,818	$32,699	$20,403,041

Investment Income:
Reinvested Dividends	14,016	2,999	448	271,555
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,258	1,698	545	328,216

Net Investment Income (Loss)	(12,242)	1,301	(97)	(56,661)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	473	14,451
Realized Gain (Loss) on Investments	29,085	2,360	670	1,439,292

Net Realized Capital Gains (Losses) on Investments	29,085	2,360	1,143	1,453,743
Net Change in Unrealized Appreciation (Depreciation)	249,203	11,504	3,562	3,207,660

Net Gain (Loss) on Investment	278,288	13,864	4,705	4,661,403

Net Increase (Decrease) in Net Assets Resulting from Operations	266,046	15,165	4,608	4,604,742

Increase (Decrease) in Net Assets from Contract Transactions	(297,954)	(15,518)	(2,107)	(2,523,094)

Total Increase (Decrease) in Net Assets	(31,908)	(353)	2,501	2,081,648

Net Assets as of December 31, 2023:	$1,610,288	$104,465	$35,200	$22,484,689

Investment Income:
Reinvested Dividends	10,045	3,097	588	229,655
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,903	1,804	594	349,850

Net Investment Income (Loss)	(15,858)	1,293	(6)	(120,195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,021	36,888
Realized Gain (Loss) on Investments	41,683	9,028	805	4,015,821

Net Realized Capital Gains (Losses) on Investments	41,683	9,028	1,826	4,052,709
Net Change in Unrealized Appreciation (Depreciation)	(45,472)	(6,947)	1,416	725,731

Net Gain (Loss) on Investment	(3,789)	2,081	3,242	4,778,440

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,647)	3,374	3,236	4,658,245

Increase (Decrease) in Net Assets from Contract Transactions	(126,770)	(7,166)	(1,825)	(5,650,834)

Total Increase (Decrease) in Net Assets	(146,417)	(3,792)	1,411	(992,589)

Net Assets as of December 31, 2024:	$1,463,871	$100,673	$36,611	$21,492,100

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock Large Cap Focus Growth Investor A Shares Subaccount	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount

Net Assets as of December 31, 2022:	$2,606,897	$21,808,215	$58,915	$46,187,301

Investment Income:
Reinvested Dividends	-	439,801	2,214	1,744,206
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,202	322,787	952	684,890

Net Investment Income (Loss)	(48,202)	117,014	1,262	1,059,316

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	107,499	555,932	-	-
Realized Gain (Loss) on Investments	127,670	(1,003,587)	(387)	(1,291,048)

Net Realized Capital Gains (Losses) on Investments	235,169	(447,655)	(387)	(1,291,048)
Net Change in Unrealized Appreciation (Depreciation)	1,001,430	3,153,074	1,214	1,963,518

Net Gain (Loss) on Investment	1,236,599	2,705,419	827	672,470

Net Increase (Decrease) in Net Assets Resulting from Operations	1,188,397	2,822,433	2,089	1,731,786

Increase (Decrease) in Net Assets from Contract Transactions	(696,500)	(3,405,284)	(3,437)	(3,643,467)

Total Increase (Decrease) in Net Assets	491,897	(582,851)	(1,348)	(1,911,681)

Net Assets as of December 31, 2023:	$3,098,794	$21,225,364	$57,567	$44,275,620

Investment Income:
Reinvested Dividends	-	408,776	2,107	1,898,888
Investment Expense:
Mortality and Expense Risk and Administrative Charges	53,679	315,575	817	661,318

Net Investment Income (Loss)	(53,679)	93,201	1,290	1,237,570

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	146,554	1,218,951	-	28,267
Realized Gain (Loss) on Investments	307,517	533,924	(1,105)	(1,217,748)

Net Realized Capital Gains (Losses) on Investments	454,071	1,752,875	(1,105)	(1,189,481)
Net Change in Unrealized Appreciation (Depreciation)	409,208	(131,649)	1,390	(71,192)

Net Gain (Loss) on Investment	863,279	1,621,226	285	(1,260,673)

Net Increase (Decrease) in Net Assets Resulting from Operations	809,600	1,714,427	1,575	(23,103)

Increase (Decrease) in Net Assets from Contract Transactions	(607,507)	(3,716,597)	(13,387)	(3,514,638)

Total Increase (Decrease) in Net Assets	202,093	(2,002,170)	(11,812)	(3,537,741)

Net Assets as of December 31, 2024:	$3,300,887	$19,223,194	$45,755	$40,737,879

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2022:	$7,104,483	$424,654	$4,237,719	$365,439

Investment Income:
Reinvested Dividends	45,160	11,208	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114,732	6,062	73,289	6,525

Net Investment Income (Loss)	(69,572)	5,146	(73,289)	(6,525)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	469,711	-	-	-
Realized Gain (Loss) on Investments	459,797	(8,072)	(315,521)	(8,491)

Net Realized Capital Gains (Losses) on Investments	929,508	(8,072)	(315,521)	(8,491)
Net Change in Unrealized Appreciation (Depreciation)	395,237	47,247	1,523,997	102,871

Net Gain (Loss) on Investment	1,324,745	39,175	1,208,476	94,380

Net Increase (Decrease) in Net Assets Resulting from Operations	1,255,173	44,321	1,135,187	87,855

Increase (Decrease) in Net Assets from Contract Transactions	(1,296,733)	(85,107)	(635,443)	13,055

Total Increase (Decrease) in Net Assets	(41,560)	(40,786)	499,744	100,910

Net Assets as of December 31, 2023:	$7,062,923	$383,868	$4,737,463	$466,349

Investment Income:
Reinvested Dividends	22,679	10,027	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,044	6,096	80,738	7,624

Net Investment Income (Loss)	(89,365)	3,931	(80,738)	(7,624)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	974,213	-	182,216	57,233
Realized Gain (Loss) on Investments	533,064	187	(117,748)	4,827

Net Realized Capital Gains (Losses) on Investments	1,507,277	187	64,468	62,060
Net Change in Unrealized Appreciation (Depreciation)	(714,341)	12,714	994,816	34,904

Net Gain (Loss) on Investment	792,936	12,901	1,059,284	96,964

Net Increase (Decrease) in Net Assets Resulting from Operations	703,571	16,832	978,546	89,340

Increase (Decrease) in Net Assets from Contract Transactions	(1,392,309)	(41,264)	(881,992)	(127,256)

Total Increase (Decrease) in Net Assets	(688,738)	(24,432)	96,554	(37,916)

Net Assets as of December 31, 2024:	$6,374,185	$359,436	$4,834,017	$428,433

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount	Eaton Vance Large-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2022:	$8,080,415	$16,000,186	$3,043,980	$3,074,058

Investment Income:
Reinvested Dividends	58,675	152,917	253,599	30,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	105,245	245,283	50,344	49,855

Net Investment Income (Loss)	(46,570)	(92,366)	203,255	(19,762)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	449,586	1,208,754	-	58,770
Realized Gain (Loss) on Investments	111,041	(743,839)	(44,040)	66,517

Net Realized Capital Gains (Losses) on Investments	560,627	464,915	(44,040)	125,287
Net Change in Unrealized Appreciation (Depreciation)	328,568	3,788,529	127,728	83,947

Net Gain (Loss) on Investment	889,195	4,253,444	83,688	209,234

Net Increase (Decrease) in Net Assets Resulting from Operations	842,625	4,161,078	286,943	189,472

Increase (Decrease) in Net Assets from Contract Transactions	(749,455)	(2,607,975)	(467,110)	(194,585)

Total Increase (Decrease) in Net Assets	93,170	1,553,103	(180,167)	(5,113)

Net Assets as of December 31, 2023:	$8,173,585	$17,553,289	$2,863,813	$3,068,945

Investment Income:
Reinvested Dividends	43,124	286,256	226,006	30,485
Investment Expense:
Mortality and Expense Risk and Administrative Charges	107,096	266,193	47,301	52,344

Net Investment Income (Loss)	(63,972)	20,063	178,705	(21,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,342,289	3,019,352	-	87,626
Realized Gain (Loss) on Investments	365,850	(182,171)	(27,243)	251,376

Net Realized Capital Gains (Losses) on Investments	1,708,139	2,837,181	(27,243)	339,002
Net Change in Unrealized Appreciation (Depreciation)	(776,682)	(188,944)	17,930	(14,373)

Net Gain (Loss) on Investment	931,457	2,648,237	(9,313)	324,629

Net Increase (Decrease) in Net Assets Resulting from Operations	867,485	2,668,300	169,392	302,770

Increase (Decrease) in Net Assets from Contract Transactions	(1,173,150)	(3,137,155)	(302,394)	(514,555)

Total Increase (Decrease) in Net Assets	(305,665)	(468,855)	(133,002)	(211,785)

Net Assets as of December 31, 2024:	$7,867,920	$17,084,434	$2,730,811	$2,857,160

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount	Fidelity Advisor® Overseas Class A Shares Subaccount

Net Assets as of December 31, 2022:	$1,003,439	$3,229,075	$2,004,557	$519,801

Investment Income:
Reinvested Dividends	11,334	-	-	4,381
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,411	51,653	27,989	7,228

Net Investment Income (Loss)	(5,077)	(51,653)	(27,989)	(2,847)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,086	61,668	12,420	-
Realized Gain (Loss) on Investments	(9,618)	(70,004)	110,718	14,911

Net Realized Capital Gains (Losses) on Investments	(7,532)	(8,336)	123,138	14,911
Net Change in Unrealized Appreciation (Depreciation)	82,427	455,470	517,285	82,580

Net Gain (Loss) on Investment	74,895	447,134	640,423	97,491

Net Increase (Decrease) in Net Assets Resulting from Operations	69,818	395,481	612,434	94,644

Increase (Decrease) in Net Assets from Contract Transactions	(62,630)	(321,353)	(412,509)	(23,953)

Total Increase (Decrease) in Net Assets	7,188	74,128	199,925	70,691

Net Assets as of December 31, 2023:	$1,010,627	$3,303,203	$2,204,482	$590,492

Investment Income:
Reinvested Dividends	8,624	-	-	6,300
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,562	52,014	31,691	7,373

Net Investment Income (Loss)	(7,938)	(52,014)	(31,691)	(1,073)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	111,132	301,760	280,330	-
Realized Gain (Loss) on Investments	24,490	14,067	152,357	89,459

Net Realized Capital Gains (Losses) on Investments	135,622	315,827	432,687	89,459
Net Change in Unrealized Appreciation (Depreciation)	(21,734)	176,861	183,126	(62,258)

Net Gain (Loss) on Investment	113,888	492,688	615,813	27,201

Net Increase (Decrease) in Net Assets Resulting from Operations	105,950	440,674	584,122	26,128

Increase (Decrease) in Net Assets from Contract Transactions	(170,836)	(834,113)	(313,146)	(144,266)

Total Increase (Decrease) in Net Assets	(64,886)	(393,439)	270,976	(118,138)

Net Assets as of December 31, 2024:	$945,741	$2,909,764	$2,475,458	$472,354

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount

Net Assets as of December 31, 2022:	$671,885	$2,837,302	$414,252	$205,186

Investment Income:
Reinvested Dividends	4,183	30,939	-	1,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,852	40,208	6,103	2,666

Net Investment Income (Loss)	(4,669)	(9,269)	(6,103)	(1,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	16,190
Realized Gain (Loss) on Investments	30,627	56,947	6,282	(4,586)

Net Realized Capital Gains (Losses) on Investments	30,627	56,947	6,282	11,604
Net Change in Unrealized Appreciation (Depreciation)	70,685	447,990	156,318	34,039

Net Gain (Loss) on Investment	101,312	504,937	162,600	45,643

Net Increase (Decrease) in Net Assets Resulting from Operations	96,643	495,668	156,497	43,983

Increase (Decrease) in Net Assets from Contract Transactions	(83,199)	(574,128)	(58,860)	43,077

Total Increase (Decrease) in Net Assets	13,444	(78,460)	97,637	87,060

Net Assets as of December 31, 2023:	$685,329	$2,758,842	$511,889	$292,246

Investment Income:
Reinvested Dividends	2,362	24,401	-	1,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,183	38,637	7,558	4,249

Net Investment Income (Loss)	(6,821)	(14,236)	(7,558)	(2,525)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,318	40,954	21,944	23,508
Realized Gain (Loss) on Investments	31,483	158,373	23,582	3,121

Net Realized Capital Gains (Losses) on Investments	49,801	199,327	45,526	26,629
Net Change in Unrealized Appreciation (Depreciation)	28,765	(67,486)	124,993	43,937

Net Gain (Loss) on Investment	78,566	131,841	170,519	70,566

Net Increase (Decrease) in Net Assets Resulting from Operations	71,745	117,605	162,961	68,041

Increase (Decrease) in Net Assets from Contract Transactions	(64,262)	(595,506)	(88,968)	(19,190)

Total Increase (Decrease) in Net Assets	7,483	(477,901)	73,993	48,851

Net Assets as of December 31, 2024:	$692,812	$2,280,941	$585,882	$341,097

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Large Cap Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount	Invesco Equity and Income Class A Shares Subaccount

Net Assets as of December 31, 2022:	$26,582,797	$727,611	$1,234,003	$1,957,053

Investment Income:
Reinvested Dividends	449,360	-	-	38,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	398,321	12,695	15,859	24,968

Net Investment Income (Loss)	51,039	(12,695)	(15,859)	13,249

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,640,987	-	-	86,622
Realized Gain (Loss) on Investments	776,855	(18,812)	3,900	(10,911)

Net Realized Capital Gains (Losses) on Investments	2,417,842	(18,812)	3,900	75,711
Net Change in Unrealized Appreciation (Depreciation)	155,525	260,932	144,976	61,742

Net Gain (Loss) on Investment	2,573,367	242,120	148,876	137,453

Net Increase (Decrease) in Net Assets Resulting from Operations	2,624,406	229,425	133,017	150,702

Increase (Decrease) in Net Assets from Contract Transactions	(3,057,305)	(105,108)	(115,016)	(241,137)

Total Increase (Decrease) in Net Assets	(432,899)	124,317	18,001	(90,435)

Net Assets as of December 31, 2023:	$26,149,898	$851,928	$1,252,004	$1,866,618

Investment Income:
Reinvested Dividends	429,269	-	-	32,589
Investment Expense:
Mortality and Expense Risk and Administrative Charges	395,630	13,708	17,804	21,862

Net Investment Income (Loss)	33,639	(13,708)	(17,804)	10,727

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,873,163	23,690	67,461	96,530
Realized Gain (Loss) on Investments	1,745,168	50,412	29,774	11,354

Net Realized Capital Gains (Losses) on Investments	3,618,331	74,102	97,235	107,884
Net Change in Unrealized Appreciation (Depreciation)	(348,479)	173,509	192,929	45,185

Net Gain (Loss) on Investment	3,269,852	247,611	290,164	153,069

Net Increase (Decrease) in Net Assets Resulting from Operations	3,303,491	233,903	272,360	163,796

Increase (Decrease) in Net Assets from Contract Transactions	(5,705,451)	(260,852)	(122,627)	(386,289)

Total Increase (Decrease) in Net Assets	(2,401,960)	(26,949)	149,733	(222,493)

Net Assets as of December 31, 2024:	$23,747,938	$824,979	$1,401,737	$1,644,125

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount	Invesco Main Street Mid Cap Class A Shares Subaccount

Net Assets as of December 31, 2022:	$409,805	$2,212,232	$1,935,595	$2,143,133

Investment Income:
Reinvested Dividends	3,132	-	2,538	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,981	32,268	25,329	35,271

Net Investment Income (Loss)	(1,849)	(32,268)	(22,791)	(35,271)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,425	264,858	111,130	-
Realized Gain (Loss) on Investments	(5,464)	33,298	(699)	57,194

Net Realized Capital Gains (Losses) on Investments	7,961	298,156	110,431	57,194
Net Change in Unrealized Appreciation (Depreciation)	2,336	428,385	242,853	232,824

Net Gain (Loss) on Investment	10,297	726,541	353,284	290,018

Net Increase (Decrease) in Net Assets Resulting from Operations	8,448	694,273	330,493	254,747

Increase (Decrease) in Net Assets from Contract Transactions	(37,432)	(278,566)	(618,878)	(216,246)

Total Increase (Decrease) in Net Assets	(28,984)	415,707	(288,385)	38,501

Net Assets as of December 31, 2023:	$380,821	$2,627,939	$1,647,210	$2,181,634

Investment Income:
Reinvested Dividends	5,073	-	12,964	5,355
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,082	35,352	27,011	37,168

Net Investment Income (Loss)	(9)	(35,352)	(14,047)	(31,813)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,887	289,460	94,717	175,571
Realized Gain (Loss) on Investments	(1,523)	87,754	69,111	141,543

Net Realized Capital Gains (Losses) on Investments	1,364	377,214	163,828	317,114
Net Change in Unrealized Appreciation (Depreciation)	15,125	30,486	199,761	29,645

Net Gain (Loss) on Investment	16,489	407,700	363,589	346,759

Net Increase (Decrease) in Net Assets Resulting from Operations	16,480	372,348	349,542	314,946

Increase (Decrease) in Net Assets from Contract Transactions	(7,755)	(318,207)	(140,794)	(362,186)

Total Increase (Decrease) in Net Assets	8,725	54,141	208,748	(47,240)

Net Assets as of December 31, 2024:	$389,546	$2,682,080	$1,855,958	$2,134,394

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount	JPMorgan Small Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2022:	$354,532	$22,241,684	$4,178,925	$1,435,440

Investment Income:
Reinvested Dividends	765	-	628	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,766	357,829	73,022	21,582

Net Investment Income (Loss)	(5,001)	(357,829)	(72,394)	(21,582)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,589	1,613,452	366,430	-
Realized Gain (Loss) on Investments	6,578	1,042,462	277,389	(50,606)

Net Realized Capital Gains (Losses) on Investments	14,167	2,655,914	643,819	(50,606)
Net Change in Unrealized Appreciation (Depreciation)	36,030	927,592	850,693	241,719

Net Gain (Loss) on Investment	50,197	3,583,506	1,494,512	191,113

Net Increase (Decrease) in Net Assets Resulting from Operations	45,196	3,225,677	1,422,118	169,531

Increase (Decrease) in Net Assets from Contract Transactions	(23,572)	(3,626,618)	(953,887)	(297,076)

Total Increase (Decrease) in Net Assets	21,624	(400,941)	468,231	(127,545)

Net Assets as of December 31, 2023:	$376,156	$21,840,743	$4,647,156	$1,307,895

Investment Income:
Reinvested Dividends	1,587	165,882	14,984	7,103
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,560	355,409	81,018	20,632

Net Investment Income (Loss)	(4,973)	(189,527)	(66,034)	(13,529)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,908	1,190,486	430,908	-
Realized Gain (Loss) on Investments	27,274	1,153,144	679,102	6,533

Net Realized Capital Gains (Losses) on Investments	55,182	2,343,630	1,110,010	6,533
Net Change in Unrealized Appreciation (Depreciation)	44,541	548,562	82,327	140,350

Net Gain (Loss) on Investment	99,723	2,892,192	1,192,337	146,883

Net Increase (Decrease) in Net Assets Resulting from Operations	94,750	2,702,665	1,126,303	133,354

Increase (Decrease) in Net Assets from Contract Transactions	(65,437)	(4,626,689)	(1,076,131)	(231,499)

Total Increase (Decrease) in Net Assets	29,313	(1,924,024)	50,172	(98,145)

Net Assets as of December 31, 2024:	$405,469	$19,916,719	$4,697,328	$1,209,750

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount	Macquarie Mid Cap Growth Class A Shares Subaccount(1)

Net Assets as of December 31, 2022:	$1,330,706	$8,784,985	$9,442,562	$-

Investment Income:
Reinvested Dividends	22,982	450,606	49,920	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,295	128,159	130,484	-

Net Investment Income (Loss)	2,687	322,447	(80,564)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	67,407	-
Realized Gain (Loss) on Investments	10,112	(247,952)	367,060	-

Net Realized Capital Gains (Losses) on Investments	10,112	(247,952)	434,467	-
Net Change in Unrealized Appreciation (Depreciation)	99,152	358,536	841,442	-

Net Gain (Loss) on Investment	109,264	110,584	1,275,909	-

Net Increase (Decrease) in Net Assets Resulting from Operations	111,951	433,031	1,195,345	-

Increase (Decrease) in Net Assets from Contract Transactions	(91,963)	(670,573)	(1,232,757)	-

Total Increase (Decrease) in Net Assets	19,988	(237,542)	(37,412)	-

Net Assets as of December 31, 2023:	$1,350,694	$8,547,443	$9,405,150	$-

Investment Income:
Reinvested Dividends	23,177	490,929	51,381	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,545	126,154	136,755	12,087

Net Investment Income (Loss)	1,632	364,775	(85,374)	(12,087)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	57,679	-	772,752	109,572
Realized Gain (Loss) on Investments	50,121	(238,752)	524,494	1,107

Net Realized Capital Gains (Losses) on Investments	107,800	(238,752)	1,297,246	110,679
Net Change in Unrealized Appreciation (Depreciation)	82,113	303,710	14,196	(95,515)

Net Gain (Loss) on Investment	189,913	64,958	1,311,442	15,164

Net Increase (Decrease) in Net Assets Resulting from Operations	191,545	429,733	1,226,068	3,077

Increase (Decrease) in Net Assets from Contract Transactions	(214,580)	(1,058,500)	(1,392,151)	1,518,465

Total Increase (Decrease) in Net Assets	(23,035)	(628,767)	(166,083)	1,521,542

Net Assets as of December 31, 2024:	$1,327,659	$7,918,676	$9,239,067	$1,521,542

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2022:	$10,294,364	$8,488,981	$5,007,427	$5,869,360

Investment Income:
Reinvested Dividends	-	-	75,820	253,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139,773	111,111	65,874	90,884

Net Investment Income (Loss)	(139,773)	(111,111)	9,946	162,958

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	566,355	-	-	-
Realized Gain (Loss) on Investments	1,311,076	662,649	136,122	(181,992)

Net Realized Capital Gains (Losses) on Investments	1,877,431	662,649	136,122	(181,992)
Net Change in Unrealized Appreciation (Depreciation)	1,449,677	992,624	417,802	(515,366)

Net Gain (Loss) on Investment	3,327,108	1,655,273	553,924	(697,358)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,187,335	1,544,162	563,870	(534,400)

Increase (Decrease) in Net Assets from Contract Transactions	(2,635,768)	(1,354,108)	(419,049)	(320,841)

Total Increase (Decrease) in Net Assets	551,567	190,054	144,821	(855,241)

Net Assets as of December 31, 2023:	$10,845,931	$8,679,035	$5,152,248	$5,014,119

Investment Income:
Reinvested Dividends	-	-	82,366	149,028
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,262	113,990	66,226	87,641

Net Investment Income (Loss)	(146,262)	(113,990)	16,140	61,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,401,246	624,756	-	-
Realized Gain (Loss) on Investments	2,049,729	938,537	266,284	(306,944)

Net Realized Capital Gains (Losses) on Investments	3,450,975	1,563,293	266,284	(306,944)
Net Change in Unrealized Appreciation (Depreciation)	(346,823)	(369,063)	(182,218)	387,265

Net Gain (Loss) on Investment	3,104,152	1,194,230	84,066	80,321

Net Increase (Decrease) in Net Assets Resulting from Operations	2,957,890	1,080,240	100,206	141,708

Increase (Decrease) in Net Assets from Contract Transactions	(3,121,869)	(1,428,878)	(474,507)	(87,206)

Total Increase (Decrease) in Net Assets	(163,979)	(348,638)	(374,301)	54,502

Net Assets as of December 31, 2024:	$10,681,952	$8,330,397	$4,777,947	$5,068,621

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	PIMCO Low Duration Class A Shares	PIMCO Real Return Class A Shares	PIMCO Total Return Class A Shares	Pioneer Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$32,321,610	$21,259,835	$55,794,500	$1,022,519

Investment Income:
Reinvested Dividends	1,178,335	579,662	1,924,266	7,817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	509,036	332,724	831,180	14,907

Net Investment Income (Loss)	669,299	246,938	1,093,086	(7,090)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	23,421
Realized Gain (Loss) on Investments	(516,936)	(390,379)	(1,707,591)	1,029

Net Realized Capital Gains (Losses) on Investments	(516,936)	(390,379)	(1,707,591)	24,450
Net Change in Unrealized Appreciation (Depreciation)	825,843	452,072	2,844,056	210,039

Net Gain (Loss) on Investment	308,907	61,693	1,136,465	234,489

Net Increase (Decrease) in Net Assets Resulting from Operations	978,206	308,631	2,229,551	227,399

Increase (Decrease) in Net Assets from Contract Transactions	(4,160,064)	(2,243,253)	(4,507,756)	(75,384)

Total Increase (Decrease) in Net Assets	(3,181,858)	(1,934,622)	(2,278,205)	152,015

Net Assets as of December 31, 2023:	$29,139,752	$19,325,213	$53,516,295	$1,174,534

Investment Income:
Reinvested Dividends	1,148,310	532,567	2,193,304	5,416
Investment Expense:
Mortality and Expense Risk and Administrative Charges	488,983	317,652	803,874	17,397

Net Investment Income (Loss)	659,327	214,915	1,389,430	(11,981)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	125,898
Realized Gain (Loss) on Investments	(350,516)	(282,065)	(1,569,839)	172,747

Net Realized Capital Gains (Losses) on Investments	(350,516)	(282,065)	(1,569,839)	298,645
Net Change in Unrealized Appreciation (Depreciation)	510,990	186,400	600,600	(99,489)

Net Gain (Loss) on Investment	160,474	(95,665)	(969,239)	199,156

Net Increase (Decrease) in Net Assets Resulting from Operations	819,801	119,250	420,191	187,175

Increase (Decrease) in Net Assets from Contract Transactions	(1,985,355)	(1,323,150)	(4,691,999)	(321,969)

Total Increase (Decrease) in Net Assets	(1,165,554)	(1,203,900)	(4,271,808)	(134,794)

Net Assets as of December 31, 2024:	$27,974,198	$18,121,313	$49,244,487	$1,039,740

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Pioneer High Yield Class A Shares	Pioneer Select Mid Cap Growth Class A Shares	Putnam International Equity Class A Shares	Putnam Large Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,725,211	$211,789	$8,916,817	$1,523,823

Investment Income:
Reinvested Dividends	102,070	-	171,050	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,522	3,447	118,122	22,690

Net Investment Income (Loss)	70,548	(3,447)	52,928	(22,690)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	9,959
Realized Gain (Loss) on Investments	(66,586)	(3,444)	66,200	227,692

Net Realized Capital Gains (Losses) on Investments	(66,586)	(3,444)	66,200	237,651
Net Change in Unrealized Appreciation (Depreciation)	153,679	39,360	1,323,357	400,047

Net Gain (Loss) on Investment	87,093	35,916	1,389,557	637,698

Net Increase (Decrease) in Net Assets Resulting from Operations	157,641	32,469	1,442,485	615,008

Increase (Decrease) in Net Assets from Contract Transactions	23,881	(31,800)	(1,080,667)	(313,788)

Total Increase (Decrease) in Net Assets	181,522	669	361,818	301,220

Net Assets as of December 31, 2023:	$1,906,733	$212,458	$9,278,635	$1,825,043

Investment Income:
Reinvested Dividends	114,309	-	90,583	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,021	3,509	120,481	25,420

Net Investment Income (Loss)	81,288	(3,509)	(29,898)	(25,420)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	24,362	336,684	78,289
Realized Gain (Loss) on Investments	(19,265)	876	211,829	390,302

Net Realized Capital Gains (Losses) on Investments	(19,265)	25,238	548,513	468,591
Net Change in Unrealized Appreciation (Depreciation)	63,249	21,531	(289,200)	77,316

Net Gain (Loss) on Investment	43,984	46,769	259,313	545,907

Net Increase (Decrease) in Net Assets Resulting from Operations	125,272	43,260	229,415	520,487

Increase (Decrease) in Net Assets from Contract Transactions	(81,945)	(44,535)	(702,802)	(546,900)

Total Increase (Decrease) in Net Assets	43,327	(1,275)	(473,387)	(26,413)

Net Assets as of December 31, 2024:	$1,950,060	$211,183	$8,805,248	$1,798,630

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Putnam Large Cap Value Class A Shares	TA Aegon Sustainable Equity Income Service Class	TA Asset Allocation - Conservative Class A Shares	TA Asset Allocation - Moderate Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$793,831	$2,674,194	$817,555	$1,470,956

Investment Income:
Reinvested Dividends	12,237	47,428	15,396	29,353
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,532	32,679	10,440	20,121

Net Investment Income (Loss)	1,705	14,749	4,956	9,232

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,243	-	-	17,080
Realized Gain (Loss) on Investments	41,228	(110,411)	(64,680)	(37,246)

Net Realized Capital Gains (Losses) on Investments	74,471	(110,411)	(64,680)	(20,166)
Net Change in Unrealized Appreciation (Depreciation)	31,970	209,466	109,766	150,153

Net Gain (Loss) on Investment	106,441	99,055	45,086	129,987

Net Increase (Decrease) in Net Assets Resulting from Operations	108,146	113,804	50,042	139,219

Increase (Decrease) in Net Assets from Contract Transactions	(76,334)	(220,812)	(307,681)	(293,625)

Total Increase (Decrease) in Net Assets	31,812	(107,008)	(257,639)	(154,406)

Net Assets as of December 31, 2023:	$825,643	$2,567,186	$559,916	$1,316,550

Investment Income:
Reinvested Dividends	9,856	43,598	9,499	26,289
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,623	32,413	6,279	19,268

Net Investment Income (Loss)	(1,767)	11,185	3,220	7,021

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,250	-	-	36,890
Realized Gain (Loss) on Investments	33,612	(111,643)	3,325	40,538

Net Realized Capital Gains (Losses) on Investments	80,862	(111,643)	3,325	77,428
Net Change in Unrealized Appreciation (Depreciation)	62,208	442,449	14,640	13,776

Net Gain (Loss) on Investment	143,070	330,806	17,965	91,204

Net Increase (Decrease) in Net Assets Resulting from Operations	141,303	341,991	21,185	98,225

Increase (Decrease) in Net Assets from Contract Transactions	(92,600)	(552,110)	(263,629)	(83,492)

Total Increase (Decrease) in Net Assets	48,703	(210,119)	(242,444)	14,733

Net Assets as of December 31, 2024:	$874,346	$2,357,067	$317,472	$1,331,283

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Asset Allocation - Moderate Growth Class A Shares	TA BlackRock Government Money Market Initial Class	TA Bond Class A Shares	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,606,662	$4,551,231	$801,112	$68,406,004

Investment Income:
Reinvested Dividends	30,477	260,364	31,285	1,325,736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	24,843	79,791	13,642	1,066,869

Net Investment Income (Loss)	5,634	180,573	17,643	258,867

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,267	-	-	-
Realized Gain (Loss) on Investments	(68,124)	-	(14,567)	(1,437,500)

Net Realized Capital Gains (Losses) on Investments	(41,857)	-	(14,567)	(1,437,500)
Net Change in Unrealized Appreciation (Depreciation)	256,864	-	31,584	8,071,802

Net Gain (Loss) on Investment	215,007	-	17,017	6,634,302

Net Increase (Decrease) in Net Assets Resulting from Operations	220,641	180,573	34,660	6,893,169

Increase (Decrease) in Net Assets from Contract Transactions	(96,001)	1,004,031	44,419	(8,819,128)

Total Increase (Decrease) in Net Assets	124,640	1,184,604	79,079	(1,925,959)

Net Assets as of December 31, 2023:	$1,731,302	$5,735,835	$880,191	$66,480,045

Investment Income:
Reinvested Dividends	29,537	278,627	35,814	1,453,938
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,628	84,387	14,072	1,028,351

Net Investment Income (Loss)	3,909	194,240	21,742	425,587

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	66,147	-	-	2,002,178
Realized Gain (Loss) on Investments	(12,710)	-	(20,256)	537,470

Net Realized Capital Gains (Losses) on Investments	53,437	-	(20,256)	2,539,648
Net Change in Unrealized Appreciation (Depreciation)	128,983	-	322	(4,247,713)

Net Gain (Loss) on Investment	182,420	-	(19,934)	(1,708,065)

Net Increase (Decrease) in Net Assets Resulting from Operations	186,329	194,240	1,808	(1,282,478)

Increase (Decrease) in Net Assets from Contract Transactions	(336,399)	(525,306)	(35,883)	(5,130,149)

Total Increase (Decrease) in Net Assets	(150,070)	(331,066)	(34,075)	(6,412,627)

Net Assets as of December 31, 2024:	$1,581,232	$5,404,769	$846,116	$60,067,418

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Multi-Managed Balanced Class A Shares	TA Small/Mid Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,228,872	$23,312,861	$41,175,403	$3,688,820

Investment Income:
Reinvested Dividends	20,579	195,460	667,391	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,548	377,707	625,090	60,841

Net Investment Income (Loss)	2,031	(182,247)	42,301	(60,841)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,077	871,650	-	169,816
Realized Gain (Loss) on Investments	928	519,732	(1,352,790)	(326,523)

Net Realized Capital Gains (Losses) on Investments	39,005	1,391,382	(1,352,790)	(156,707)
Net Change in Unrealized Appreciation (Depreciation)	167,001	1,004,360	2,989,296	869,487

Net Gain (Loss) on Investment	206,006	2,395,742	1,636,506	712,780

Net Increase (Decrease) in Net Assets Resulting from Operations	208,037	2,213,495	1,678,807	651,939

Increase (Decrease) in Net Assets from Contract Transactions	60,755	(2,459,199)	(1,893,027)	(431,324)

Total Increase (Decrease) in Net Assets	268,792	(245,704)	(214,220)	220,615

Net Assets as of December 31, 2023:	$1,497,664	$23,067,157	$40,961,183	$3,909,435

Investment Income:
Reinvested Dividends	24,004	164,142	517,044	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,253	369,094	624,656	60,238

Net Investment Income (Loss)	2,751	(204,952)	(107,612)	(60,238)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	85,530	2,201,193	2,508,088	148,721
Realized Gain (Loss) on Investments	25,766	1,144,476	(515,511)	(429,894)

Net Realized Capital Gains (Losses) on Investments	111,296	3,345,669	1,992,577	(281,173)
Net Change in Unrealized Appreciation (Depreciation)	70,536	(1,579,739)	3,678,379	749,832

Net Gain (Loss) on Investment	181,832	1,765,930	5,670,956	468,659

Net Increase (Decrease) in Net Assets Resulting from Operations	184,583	1,560,978	5,563,344	408,421

Increase (Decrease) in Net Assets from Contract Transactions	(228,184)	(3,704,639)	(9,563,651)	(1,009,125)

Total Increase (Decrease) in Net Assets	(43,601)	(2,143,661)	(4,000,307)	(600,704)

Net Assets as of December 31, 2024:	$1,454,063	$20,923,496	$36,960,876	$3,308,731

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Service Class	TA US Growth Class A Shares	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,896,637	$1,771,368	$24,136,995	$4,771

Investment Income:
Reinvested Dividends	21,037	21,244	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,649	22,347	402,167	3,029

Net Investment Income (Loss)	(23,612)	(1,103)	(402,167)	(3,029)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	160,142	882,588	7,211
Realized Gain (Loss) on Investments	9,979	(29,553)	1,963,706	1,298

Net Realized Capital Gains (Losses) on Investments	9,979	130,589	2,846,294	8,509
Net Change in Unrealized Appreciation (Depreciation)	368,835	15,018	5,840,329	49,409

Net Gain (Loss) on Investment	378,814	145,607	8,686,623	57,918

Net Increase (Decrease) in Net Assets Resulting from Operations	355,202	144,504	8,284,456	54,889

Increase (Decrease) in Net Assets from Contract Transactions	(622,778)	(195,075)	(7,547,129)	265,556

Total Increase (Decrease) in Net Assets	(267,576)	(50,571)	737,327	320,445

Net Assets as of December 31, 2023:	$2,629,061	$1,720,797	$24,874,322	$325,216

Investment Income:
Reinvested Dividends	67,498	20,833	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,832	22,666	396,367	5,508

Net Investment Income (Loss)	24,666	(1,833)	(396,367)	(5,508)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	279,277	3,392,455	29,291
Realized Gain (Loss) on Investments	47,889	(14,765)	2,188,842	26,946

Net Realized Capital Gains (Losses) on Investments	47,889	264,512	5,581,297	56,237
Net Change in Unrealized Appreciation (Depreciation)	(25,262)	(151,899)	569,490	26,257

Net Gain (Loss) on Investment	22,627	112,613	6,150,787	82,494

Net Increase (Decrease) in Net Assets Resulting from Operations	47,293	110,780	5,754,420	76,986

Increase (Decrease) in Net Assets from Contract Transactions	(341,988)	(110,012)	(8,561,168)	(92,915)

Total Increase (Decrease) in Net Assets	(294,695)	768	(2,806,748)	(15,929)

Net Assets as of December 31, 2024:	$2,334,366	$1,721,565	$22,067,574	$309,287

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares
	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,606,367	$3,305,168

Investment Income:
Reinvested Dividends	90,832	65,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,628	43,400

Net Investment Income (Loss)	48,204	22,532

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	247,622	257,839
Realized Gain (Loss) on Investments	(69,778)	(601,444)

Net Realized Capital Gains (Losses) on Investments	177,844	(343,605)
Net Change in Unrealized Appreciation (Depreciation)	184,923	922,824

Net Gain (Loss) on Investment	362,767	579,219

Net Increase (Decrease) in Net Assets Resulting from Operations	410,971	601,751

Increase (Decrease) in Net Assets from Contract Transactions	(322,715)	(786,490)

Total Increase (Decrease) in Net Assets	88,256	(184,739)

Net Assets as of December 31, 2023:	$2,694,623	$3,120,429

Investment Income:
Reinvested Dividends	34,565	35,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	43,978	41,497

Net Investment Income (Loss)	(9,413)	(6,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,590	87,564
Realized Gain (Loss) on Investments	(19,946)	(343,250)

Net Realized Capital Gains (Losses) on Investments	23,644	(255,686)
Net Change in Unrealized Appreciation (Depreciation)	78,008	387,294

Net Gain (Loss) on Investment	101,652	131,608

Net Increase (Decrease) in Net Assets Resulting from Operations	92,239	125,429

Increase (Decrease) in Net Assets from Contract Transactions	(307,344)	(456,814)

Total Increase (Decrease) in Net Assets	(215,105)	(331,385)

Net Assets as of December 31, 2024:	$2,479,518	$2,789,044

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Large Cap Value Class A Shares	AB Large Cap Value Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Portfolio Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Discovery Large Cap Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
Macquarie Funds	Macquarie Funds
Macquarie Mid Cap Growth Class A Shares	Macquarie Mid Cap Growth Fund Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Allianz Funds
Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	Virtus AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Macquarie Mid Cap Growth Class A Shares	June 7, 2024
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
AB Large Cap Value Class A Shares	AB Value Class A Shares
BlackRock High Yield Investor A Shares	BlackRock High Yield Bond Investor A Shares
Invesco Discovery Large Cap Class A Shares	Invesco Capital Appreciation Class A Shares
Macquarie Mid Cap Growth Class A Shares	Delaware Ivy Mid Cap Growth Equity Class A Shares
TA TSW International Equity Service Class	TA TS&W International Equity Service Class
TA TSW Mid Cap Value Opportunities Service Class	TA JPMorgan Mid Cap Value Service Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Delaware Ivy Mid Cap Growth Equity Class A Shares	Delaware Mid Cap Growth Equity Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$427,064	$537,838

AB International Value Class A Shares	250,484	285,336

AB Large Cap Growth Class A Shares	252,379	418,694

AB Large Cap Value Class A Shares	43,668	216,661

AB Relative Value Class A Shares	543,639	873,582

American Funds - EuroPacific Growth Fund® Class F -1 Shares	540,282	905,213

American Funds - Growth Fund of America® Class F -1 Shares	1,620,514	3,106,789

American Funds - Income Fund of America® Class F -1 Shares	164,971	345,663

American Funds - Investment Company of America® Class F -1 Shares	460,761	1,149,612

American Funds - The Bond Fund of America® Class A Shares	125,279	454,204

American Funds - The Bond Fund of America® Class F -1 Shares	135,192	412,006

American Funds - The Growth Fund of America® Class A Shares	3,529,133	7,577,849

American Funds - The Income Fund of America® Class A Shares	582,559	1,715,658

American Funds - The Investment Company of America® Class A Shares	2,081,809	4,937,933

AMG Renaissance Large Cap Growth Class N Shares	15,504	45,219

BlackRock Advantage Global Investor A Shares	85,678	86,194

BlackRock Advantage International Investor A Shares	108,793	314,020

BlackRock Advantage Large Cap Core Investor A Shares	804,627	1,160,983

BlackRock Advantage Large Cap Value Investor A Shares	547,737	671,325

BlackRock Advantage SMID Investor A Shares	214,374	771,668

BlackRock Capital Appreciation Investor A Shares	5,306,089	12,284,584

BlackRock Global Allocation Investor A Shares	4,783,453	11,013,760

BlackRock High Yield Investor A Shares	1,521,493	2,533,849

BlackRock Impact Mortgage Investor A Shares	1,197,997	1,729,128

BlackRock International Investor A Shares	144,259	286,886

BlackRock iShares MSCI EAFE International Index Investor A Shares	28,405	34,278

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,609	2,418

BlackRock iShares S&P 500 Index Investor A Shares	1,888,657	7,622,770

BlackRock Large Cap Focus Growth Investor A Shares	311,754	826,372

BlackRock Large Cap Focus Value Investor A Shares	2,393,453	4,797,892

BlackRock Low Duration Bond Investor A Shares	2,107	14,203

BlackRock Total Return Investor A Shares	5,508,114	7,756,987

BNY Mellon Appreciation Investor Shares	1,653,748	2,161,206

Cohen & Steers Real Estate Securities Class A Shares	29,715	67,049

Columbia Large Cap Growth Opportunity Class A Shares	261,284	1,041,799

Columbia Select Mid Cap Growth Class A Shares	70,520	148,164

Columbia Select Small Cap Value Class A Shares	1,624,472	1,519,307

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$3,811,194	$3,908,942

Eaton Vance Floating-Rate Class A Shares	592,963	716,621

Eaton Vance Large-Cap Value Class A Shares	534,716	983,502

Federated Hermes Equity Income Class A Shares	147,790	215,418

Federated Hermes Kaufmann Class A Shares	436,373	1,020,747

Fidelity Advisor® Equity Growth Class A Shares	280,331	344,835

Fidelity Advisor® Overseas Class A Shares	17,805	163,144

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	20,680	73,445

Franklin Templeton Growth Class A Shares	143,447	712,235

Invesco American Franchise Fund Class A Shares	22,120	96,702

Invesco Charter Class A Shares	29,592	27,800

Invesco Comstock Class A Shares	3,151,724	6,950,369

Invesco Discovery Large Cap Class A Shares	38,822	289,687

Invesco Discovery Mid Cap Growth Class A Shares	67,461	140,430

Invesco Equity and Income Class A Shares	136,185	415,217

Invesco Fundamental Alternatives Class A Shares	11,722	16,598

Invesco Global Class A Shares	290,942	355,041

Invesco Main Street Class A Shares	383,334	443,460

Invesco Main Street Mid Cap Class A Shares	270,564	488,992

Invesco Value Opportunities Class A Shares	32,663	75,164

Janus Henderson Enterprise Class A Shares	2,096,701	5,722,429

Janus Henderson Forty Class A Shares	1,149,793	1,861,050

JPMorgan Small Cap Growth Class A Shares	67,574	312,603

Lord Abbett Affiliated Class A Shares	182,188	337,459

Lord Abbett Bond-Debenture Class A Shares	955,346	1,648,942

Lord Abbett Mid Cap Stock Class A Shares	1,040,941	1,745,716

Macquarie Mid Cap Growth Class A Shares	1,683,896	67,948

MFS® Growth Class A Shares	1,777,560	3,644,443

MFS® Mid Cap Growth Class A Shares	884,626	1,802,738

MFS® Research International Class A Shares	336,638	795,004

PIMCO CommodityRealReturn Strategy Class A Shares	1,020,916	1,046,733

PIMCO Low Duration Class A Shares	4,467,099	5,792,877

PIMCO Real Return Class A Shares	2,422,196	3,530,586

PIMCO Total Return Class A Shares	5,976,588	9,279,463

Pioneer Class A Shares	555,631	763,695

Pioneer High Yield Class A Shares	261,706	262,532

Pioneer Select Mid Cap Growth Class A Shares	27,767	51,451

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Putnam International Equity Class A Shares	$971,733	$1,367,749

Putnam Large Cap Growth Class A Shares	150,829	644,860

Putnam Large Cap Value Class A Shares	57,308	104,425

TA Aegon Sustainable Equity Income Service Class	78,293	619,217

TA Asset Allocation - Conservative Class A Shares	99,277	359,686

TA Asset Allocation - Moderate Class A Shares	449,340	488,922

TA Asset Allocation - Moderate Growth Class A Shares	95,684	362,029

TA BlackRock Government Money Market Initial Class	2,486,975	2,818,031

TA Bond Class A Shares	122,059	136,178

TA International Focus Initial Class	10,016,660	12,719,054

TA Multi-Managed Balanced Class A Shares	111,670	251,572

TA Small/Mid Cap Value Class A Shares	3,629,988	5,338,384

TA Sustainable Equity Income Class A Shares	3,789,955	10,953,132

TA T. Rowe Price Small Cap Service Class	221,252	1,141,897

TA TSW International Equity Service Class	169,095	486,420

TA TSW Mid Cap Value Opportunities Service Class	368,522	201,086

TA US Growth Class A Shares	4,428,046	9,993,102

TA WMC US Growth Service Class	35,793	104,923

Virtus AllianzGI Dividend Value Class A Shares	200,773	473,940

Virtus AllianzGI Small-Cap Value Class A Shares	184,058	559,486

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	5,007	(13,598)	(8,591)	10,597	(13,078)	(2,481)

AB International Value Class A Shares	19,966	(35,262)	(15,296)	7,655	(43,639)	(35,984)

AB Large Cap Growth Class A Shares	930	(4,133)	(3,203)	428	(6,113)	(5,685)

AB Large Cap Value Class A Shares	187	(9,017)	(8,830)	96	(1,950)	(1,854)

AB Relative Value Class A Shares	2,966	(15,211)	(12,245)	7,978	(13,702)	(5,724)

American Funds - EuroPacific Growth Fund® Class F -1 Shares	14,875	(31,839)	(16,964)	18,028	(41,138)	(23,110)

American Funds - Growth Fund of America® Class F -1 Shares	10,611	(50,580)	(39,969)	8,140	(41,086)	(32,946)

American Funds - Income Fund of America® Class F -1 Shares	-	(10,691)	(10,691)	-	(20,118)	(20,118)

American Funds - Investment Company of America® Class F -1 Shares	-	(22,859)	(22,859)	-	(19,570)	(19,570)

American Funds - The Bond Fund of America® Class A Shares	813	(26,866)	(26,053)	193	(19,908)	(19,715)

American Funds - The Bond Fund of America® Class F -1 Shares	5,632	(31,004)	(25,372)	9,492	(20,466)	(10,974)

American Funds - The Growth Fund of America® Class A Shares	5,009	(85,031)	(80,022)	75	(73,255)	(73,180)

American Funds - The Income Fund of America® Class A Shares	2,387	(38,978)	(36,591)	387	(26,050)	(25,663)

American Funds - The Investment Company of America® Class A Shares	5,597	(73,592)	(67,995)	373	(43,653)	(43,280)

AMG Renaissance Large Cap Growth Class N Shares	542	(1,980)	(1,438)	16	(433)	(417)

BlackRock Advantage Global Investor A Shares	1,257	(2,020)	(763)	-	(1,553)	(1,553)

BlackRock Advantage International Investor A Shares	3,117	(13,869)	(10,752)	7,792	(13,495)	(5,703)

BlackRock Advantage Large Cap Core Investor A Shares	2,875	(23,240)	(20,365)	1,166	(23,615)	(22,449)

BlackRock Advantage Large Cap Value Investor A Shares	4,672	(18,572)	(13,900)	15,879	(27,546)	(11,667)

BlackRock Advantage SMID Investor A Shares	3,594	(15,368)	(11,774)	2,306	(18,463)	(16,157)

BlackRock Capital Appreciation Investor A Shares	25,303	(196,453)	(171,150)	14,276	(243,175)	(228,899)

BlackRock Global Allocation Investor A Shares	18,532	(348,499)	(329,967)	26,993	(373,766)	(346,773)

BlackRock High Yield Investor A Shares	39,348	(138,572)	(99,224)	46,510	(162,540)	(116,030)

BlackRock Impact Mortgage Investor A Shares	86,207	(164,642)	(78,435)	82,385	(150,613)	(68,228)

BlackRock International Investor A Shares	8,594	(16,429)	(7,835)	4,421	(24,337)	(19,916)

BlackRock iShares MSCI EAFE International Index Investor A Shares	1,243	(1,524)	(281)	-	(897)	(897)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(54)	(54)	-	(74)	(74)

BlackRock iShares S&P 500 Index Investor A Shares	45,639	(205,828)	(160,189)	13,148	(103,527)	(90,379)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Large Cap Focus Growth Investor A Shares	8,950	(42,614)	(33,664)	3,088	(55,024)	(51,936)

BlackRock Large Cap Focus Value Investor A Shares	23,197	(127,067)	(103,870)	28,322	(136,984)	(108,662)

BlackRock Low Duration Bond Investor A Shares	-	(1,326)	(1,326)	-	(354)	(354)

BlackRock Total Return Investor A Shares	273,226	(529,427)	(256,201)	217,606	(502,858)	(285,252)

BNY Mellon Appreciation Investor Shares	14,903	(47,575)	(32,672)	18,393	(53,716)	(35,323)

Cohen & Steers Real Estate Securities Class A Shares	619	(1,923)	(1,304)	822	(3,511)	(2,689)

Columbia Large Cap Growth Opportunity Class A Shares	3,205	(37,294)	(34,089)	4,538	(36,277)	(31,739)

Columbia Select Mid Cap Growth Class A Shares	506	(5,065)	(4,559)	2,687	(2,018)	669

Columbia Select Small Cap Value Class A Shares	4,467	(24,982)	(20,515)	6,013	(20,999)	(14,986)

Davis New York Venture Class A Shares	13,235	(88,598)	(75,363)	15,447	(93,821)	(78,374)

Eaton Vance Floating-Rate Class A Shares	23,698	(42,685)	(18,987)	17,071	(48,332)	(31,261)

Eaton Vance Large-Cap Value Class A Shares	17,163	(37,202)	(20,039)	29,533	(38,043)	(8,510)

Federated Hermes Equity Income Class A Shares	1,360	(10,059)	(8,699)	3,191	(6,759)	(3,568)

Federated Hermes Kaufmann Class A Shares	3,333	(23,787)	(20,454)	4,863	(14,270)	(9,407)

Fidelity Advisor® Equity Growth Class A Shares	-	(3,607)	(3,607)	-	(6,287)	(6,287)

Fidelity Advisor® Overseas Class A Shares	323	(4,313)	(3,990)	1	(759)	(758)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1,087)	(1,087)	-	(1,636)	(1,636)

Franklin Templeton Growth Class A Shares	3,387	(32,221)	(28,834)	4,739	(36,303)	(31,564)

Invesco American Franchise Fund Class A Shares	6	(2,397)	(2,391)	-	(2,158)	(2,158)

Invesco Charter Class A Shares	121	(686)	(565)	3,136	(1,655)	1,481

Invesco Comstock Class A Shares	21,122	(151,179)	(130,057)	48,146	(130,278)	(82,132)

Invesco Discovery Large Cap Class A Shares	306	(6,373)	(6,067)	550	(3,711)	(3,161)

Invesco Discovery Mid Cap Growth Class A Shares	-	(7,848)	(7,848)	144	(9,171)	(9,027)

Invesco Equity and Income Class A Shares	191	(9,908)	(9,717)	821	(7,481)	(6,660)

Invesco Fundamental Alternatives Class A Shares	227	(696)	(469)	362	(2,746)	(2,384)

Invesco Global Class A Shares	25	(5,325)	(5,300)	-	(5,445)	(5,445)

Invesco Main Street Class A Shares	6,286	(9,029)	(2,743)	3,596	(21,604)	(18,008)

Invesco Main Street Mid Cap Class A Shares	2,532	(12,050)	(9,518)	3,108	(9,880)	(6,772)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco Value Opportunities Class A Shares	1,090	(22,631)	(21,541)	3,254	(12,467)	(9,213)

Janus Henderson Enterprise Class A Shares	12,477	(85,485)	(73,008)	12,557	(80,028)	(67,471)

Janus Henderson Forty Class A Shares	12,115	(31,457)	(19,342)	9,540	(32,643)	(23,103)

JPMorgan Small Cap Growth Class A Shares	1,747	(8,355)	(6,608)	4,406	(13,809)	(9,403)

Lord Abbett Affiliated Class A Shares	3,336	(10,853)	(7,517)	6,254	(9,767)	(3,513)

Lord Abbett Bond-Debenture Class A Shares	20,432	(63,909)	(43,477)	49,427	(72,277)	(22,850)

Lord Abbett Mid Cap Stock Class A Shares	7,156	(45,489)	(38,333)	3,161	(44,270)	(41,109)

Macquarie Mid Cap Growth Class A Shares	159,103	(5,508)	153,595	-	-	-

MFS® Growth Class A Shares	6,556	(62,070)	(55,514)	311	(63,211)	(62,900)

MFS® Mid Cap Growth Class A Shares	4,540	(28,607)	(24,067)	2,275	(29,262)	(26,987)

MFS® Research International Class A Shares	7,763	(21,568)	(13,805)	2,960	(16,545)	(13,585)

PIMCO CommodityRealReturn Strategy Class A Shares	118,880	(128,634)	(9,754)	104,246	(146,062)	(41,816)

PIMCO Low Duration Class A Shares	296,654	(467,414)	(170,760)	195,063	(572,448)	(377,385)

PIMCO Real Return Class A Shares	139,903	(233,794)	(93,891)	85,844	(252,185)	(166,341)

PIMCO Total Return Class A Shares	258,430	(561,877)	(303,447)	216,679	(530,458)	(313,779)

Pioneer Class A Shares	8,277	(15,682)	(7,405)	13,800	(16,313)	(2,513)

Pioneer High Yield Class A Shares	7,490	(11,372)	(3,882)	23,024	(21,144)	1,880

Pioneer Select Mid Cap Growth Class A Shares	84	(1,132)	(1,048)	263	(1,211)	(948)

Putnam International Equity Class A Shares	19,762	(44,247)	(24,485)	2,077	(45,243)	(43,166)

Putnam Large Cap Growth Class A Shares	1,896	(17,861)	(15,965)	3,881	(15,907)	(12,026)

Putnam Large Cap Value Class A Shares	11	(4,400)	(4,389)	5,320	(9,566)	(4,246)

TA Aegon Sustainable Equity Income Service Class	3,009	(48,237)	(45,228)	9,943	(30,035)	(20,092)

TA Asset Allocation - Conservative Class A Shares	7,234	(29,874)	(22,640)	8,630	(36,620)	(27,990)

TA Asset Allocation - Moderate Class A Shares	28,205	(35,457)	(7,252)	19,322	(44,890)	(25,568)

TA Asset Allocation - Moderate Growth Class A Shares	-	(22,981)	(22,981)	25,837	(33,245)	(7,408)

TA BlackRock Government Money Market Initial Class	214,558	(265,834)	(51,276)	243,834	(140,482)	103,352

TA Bond Class A Shares	64,681	(91,088)	(26,407)	90,443	(57,039)	33,404

TA International Focus Initial Class	535,906	(927,823)	(391,917)	147,780	(907,471)	(759,691)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Multi-Managed Balanced Class A Shares	134	(13,855)	(13,721)	9,379	(5,351)	4,028
TA Small/Mid Cap Value Class A Shares	42,826	(160,737)	(117,911)	39,525	(127,990)	(88,465)
TA Sustainable Equity Income Class A Shares	49,469	(643,850)	(594,381)	262,493	(396,285)	(133,792)
TA T. Rowe Price Small Cap Service Class	4,444	(62,493)	(58,049)	8,518	(38,610)	(30,092)
TA TSW International Equity Service Class	8,890	(36,840)	(27,950)	9,401	(65,252)	(55,851)
TA TSW Mid Cap Value Opportunities Service Class	4,527	(12,017)	(7,490)	2,612	(17,436)	(14,824)
TA US Growth Class A Shares	23,200	(218,424)	(195,224)	16,937	(245,563)	(228,626)
TA WMC US Growth Service Class	250	(3,896)	(3,646)	15,958	(1,539)	14,419
Virtus AllianzGI Dividend Value Class A Shares	6,461	(21,701)	(15,240)	6,125	(25,005)	(18,880)
Virtus AllianzGI Small-Cap Value Class A Shares	1,337	(11,666)	(10,329)	-	(25,130)	(25,130)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$191,967	$(507,538)	$(315,571)	$322,721	$(420,633)	$(97,912)
AB International Value Class A Shares	148,458	(266,673)	(118,215)	53,276	(304,235)	(250,959)
AB Large Cap Growth Class A Shares	91,874	(390,413)	(298,539)	32,296	(479,126)	(446,830)
AB Large Cap Value Class A Shares	4,260	(208,707)	(204,447)	1,823	(38,467)	(36,644)
AB Relative Value Class A Shares	161,189	(822,520)	(661,331)	368,349	(629,097)	(260,748)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	416,728	(871,247)	(454,519)	435,931	(1,003,285)	(567,354)
American Funds - Growth Fund of America® Class F -1 Shares	622,422	(2,911,678)	(2,289,256)	325,556	(1,750,613)	(1,425,057)
American Funds - Income Fund of America® Class F -1 Shares	-	(302,588)	(302,588)	-	(518,182)	(518,182)
American Funds - Investment Company of America® Class F -1 Shares	-	(1,061,997)	(1,061,997)	-	(679,555)	(679,555)
American Funds -The Bond Fund of America® Class A Shares	12,521	(419,530)	(407,009)	2,968	(302,100)	(299,132)
American Funds -The Bond Fund of America® Class F -1 Shares	69,845	(386,344)	(316,499)	111,818	(248,285)	(136,467)
American Funds -The Growth Fund of America® Class A Shares	411,037	(7,103,931)	(6,692,894)	4,600	(4,736,854)	(4,732,254)
American Funds - The Income Fund of America® Class A Shares	94,445	(1,610,539)	(1,516,094)	13,987	(965,544)	(951,557)
American Funds -The Investment Company of America® Class A Shares	349,871	(4,682,197)	(4,332,326)	17,978	(2,201,501)	(2,183,523)
AMG Renaissance Large Cap Growth Class N Shares	11,019	(44,179)	(33,160)	284	(7,949)	(7,665)
BlackRock Advantage Global Investor A Shares	48,566	(81,529)	(32,963)	-	(49,697)	(49,697)
BlackRock Advantage International Investor A Shares	63,920	(290,255)	(226,335)	144,499	(245,779)	(101,280)
BlackRock Advantage Large Cap Core Investor A Shares	127,885	(1,081,833)	(953,948)	39,918	(840,252)	(800,334)
BlackRock Advantage Large Cap Value Investor A Shares	156,454	(623,796)	(467,342)	446,984	(781,159)	(334,175)
BlackRock Advantage SMID Investor A Shares	163,184	(716,302)	(553,118)	66,573	(697,507)	(630,934)
BlackRock Capital Appreciation Investor A Shares	1,550,021	(11,820,257)	(10,270,236)	570,012	(10,565,480)	(9,995,468)
BlackRock Global Allocation Investor A Shares	529,501	(10,111,516)	(9,582,015)	694,355	(9,874,639)	(9,180,284)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased Dollars	Units Redeemed and Transferred to/fromin Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/fromin Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Investor A Shares	$648,773	$(2,340,091)	$(1,691,318)	$699,738	$(2,487,228)	$(1,787,490)
BlackRock Impact Mortgage Investor A Shares	819,361	(1,585,867)	(766,506)	782,552	(1,414,833)	(632,281)
BlackRock International Investor A Shares	136,488	(263,258)	(126,770)	62,886	(360,840)	(297,954)
BlackRock iShares MSCI EAFE International Index Investor A Shares	25,310	(32,476)	(7,166)	-	(15,518)	(15,518)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	(1,825)	(1,825)	-	(2,107)	(2,107)
BlackRock iShares S&P 500 Index Investor A Shares	1,628,140	(7,278,974)	(5,650,834)	359,963	(2,883,057)	(2,523,094)
BlackRock Large Cap Focus Growth Investor A Shares	166,711	(774,218)	(607,507)	35,221	(731,721)	(696,500)
BlackRock Large Cap Focus Value Investor A Shares	778,420	(4,495,017)	(3,716,597)	809,344	(4,214,628)	(3,405,284)
BlackRock Low Duration Bond Investor A Shares	-	(13,387)	(13,387)	-	(3,437)	(3,437)
BlackRock Total Return Investor A Shares	3,623,721	(7,138,359)	(3,514,638)	2,872,317	(6,515,784)	(3,643,467)
BNY Mellon Appreciation Investor Shares	660,984	(2,053,293)	(1,392,309)	659,017	(1,955,750)	(1,296,733)
Cohen & Steers Real Estate Securities Class A Shares	19,728	(60,992)	(41,264)	20,757	(105,864)	(85,107)
Columbia Large Cap Growth Opportunity Class A Shares	82,119	(964,111)	(881,992)	96,052	(731,495)	(635,443)
Columbia Select Mid Cap Growth Class A Shares	13,430	(140,686)	(127,256)	59,863	(46,808)	13,055
Columbia Select Small Cap Value Class A Shares	243,200	(1,416,350)	(1,173,150)	291,132	(1,040,587)	(749,455)
Davis New York Venture Class A Shares	515,302	(3,652,457)	(3,137,155)	439,156	(3,047,131)	(2,607,975)
Eaton Vance Floating-Rate Class A Shares	373,614	(676,008)	(302,394)	244,845	(711,955)	(467,110)
Eaton Vance Large-Cap Value Class A Shares	419,559	(934,114)	(514,555)	636,329	(830,914)	(194,585)
Federated Hermes Equity Income Class A Shares	28,344	(199,180)	(170,836)	54,253	(116,883)	(62,630)
Federated Hermes Kaufmann Class A Shares	136,668	(970,781)	(834,113)	163,422	(484,775)	(321,353)
Fidelity Advisor® Equity Growth Class A Shares	-	(313,146)	(313,146)	-	(412,509)	(412,509)
Fidelity Advisor® Overseas Class A Shares	11,583	(155,849)	(144,266)	37	(23,990)	(23,953)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(64,262)	(64,262)	-	(83,199)	(83,199)
Franklin Templeton Growth Class A Shares	79,093	(674,599)	(595,506)	83,098	(657,226)	(574,128)
Invesco American Franchise Fund Class A Shares	238	(89,206)	(88,968)	-	(58,860)	(58,860)
Invesco Charter Class A Shares	4,398	(23,588)	(19,190)	86,121	(43,044)	43,077
Invesco Comstock Class A Shares	864,627	(6,570,078)	(5,705,451)	1,610,707	(4,668,012)	(3,057,305)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Discovery Large Cap Class A Shares	$15,245	$(276,097)	$(260,852)	$15,755	$(120,863)	$(105,108)
Invesco Discovery Mid Cap Growth Class A Shares	-	(122,627)	(122,627)	1,915	(116,931)	(115,016)
Invesco Equity and Income Class A Shares	7,330	(393,619)	(386,289)	30,375	(271,512)	(241,137)
Invesco Fundamental Alternatives Class A Shares	3,774	(11,529)	(7,755)	5,776	(43,208)	(37,432)
Invesco Global Class A Shares	1,579	(319,786)	(318,207)	-	(278,566)	(278,566)
Invesco Main Street Class A Shares	275,800	(416,594)	(140,794)	124,844	(743,722)	(618,878)
Invesco Main Street Mid Cap Class A Shares	91,362	(453,548)	(362,186)	96,934	(313,180)	(216,246)
Invesco Value Opportunities Class A Shares	3,194	(68,631)	(65,437)	7,521	(31,093)	(23,572)
Janus Henderson Enterprise Class A Shares	753,496	(5,380,185)	(4,626,689)	672,527	(4,299,145)	(3,626,618)
Janus Henderson Forty Class A Shares	705,726	(1,781,857)	(1,076,131)	352,084	(1,305,971)	(953,887)
JPMorgan Small Cap Growth Class A Shares	61,229	(292,728)	(231,499)	127,720	(424,796)	(297,076)
Lord Abbett Affiliated Class A Shares	101,715	(316,295)	(214,580)	151,539	(243,502)	(91,963)
Lord Abbett Bond-Debenture Class A Shares	476,174	(1,534,674)	(1,058,500)	979,841	(1,650,414)	(670,573)
Lord Abbett Mid Cap Stock Class A Shares	219,632	(1,611,783)	(1,392,151)	81,899	(1,314,656)	(1,232,757)
Macquarie Mid Cap Growth Class A Shares	1,574,522	(56,057)	1,518,465	-	-	-
MFS® Growth Class A Shares	380,361	(3,502,230)	(3,121,869)	13,633	(2,649,401)	(2,635,768)
MFS® Mid Cap Growth Class A Shares	264,270	(1,693,148)	(1,428,878)	109,883	(1,463,991)	(1,354,108)
MFS® Research International Class A Shares	255,842	(730,349)	(474,507)	90,034	(509,083)	(419,049)
PIMCO CommodityRealReturn Strategy Class A Shares	885,248	(972,454)	(87,206)	791,625	(1,112,466)	(320,841)
PIMCO Low Duration Class A Shares	3,356,255	(5,341,610)	(1,985,355)	2,144,087	(6,304,151)	(4,160,064)
PIMCO Real Return Class A Shares	1,922,250	(3,245,400)	(1,323,150)	1,172,256	(3,415,509)	(2,243,253)
PIMCO Total Return Class A Shares	3,867,106	(8,559,105)	(4,691,999)	3,184,769	(7,692,525)	(4,507,756)
Pioneer Class A Shares	424,718	(746,687)	(321,969)	526,453	(601,837)	(75,384)
Pioneer High Yield Class A Shares	150,598	(232,543)	(81,945)	415,984	(392,103)	23,881
Pioneer Select Mid Cap Growth Class A Shares	3,437	(47,972)	(44,535)	8,680	(40,480)	(31,800)
Putnam International Equity Class A Shares	547,132	(1,249,934)	(702,802)	53,263	(1,133,930)	(1,080,667)
Putnam Large Cap Growth Class A Shares	72,981	(619,881)	(546,900)	104,858	(418,646)	(313,788)
Putnam Large Cap Value Class A Shares	234	(92,834)	(92,600)	91,371	(167,705)	(76,334)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon Sustainable Equity Income Service Class	$34,721	$(586,831)	$(552,110)	$111,870	$(332,682)	$(220,812)
TA Asset Allocation - Conservative Class A Shares	89,846	(353,475)	(263,629)	94,897	(402,578)	(307,681)
TA Asset Allocation - Moderate Class A Shares	386,180	(469,672)	(83,492)	219,194	(512,819)	(293,625)
TA Asset Allocation - Moderate Growth Class A Shares	-	(336,399)	(336,399)	310,057	(406,058)	(96,001)
TA BlackRock Government Money Market Initial Class	2,216,226	(2,741,532)	(525,306)	2,390,983	(1,386,952)	1,004,031
TA Bond Class A Shares	87,157	(123,040)	(35,883)	119,212	(74,793)	44,419
TA International Focus Initial Class	6,637,561	(11,767,710)	(5,130,149)	1,721,650	(10,540,778)	(8,819,128)
TA Multi-Managed Balanced Class A Shares	2,187	(230,371)	(228,184)	136,672	(75,917)	60,755
TA Small/Mid Cap Value Class A Shares	1,282,580	(4,987,219)	(3,704,639)	1,061,820	(3,521,019)	(2,459,199)
TA Sustainable Equity Income Class A Shares	784,977	(10,348,628)	(9,563,651)	3,592,817	(5,485,844)	(1,893,027)
TA T. Rowe Price Small Cap Service Class	75,041	(1,084,166)	(1,009,125)	121,484	(552,808)	(431,324)
TA TSW International Equity Service Class	106,422	(448,410)	(341,988)	100,881	(723,659)	(622,778)
TA TSW Mid Cap Value Opportunities Service Class	68,765	(178,777)	(110,012)	35,723	(230,798)	(195,075)
TA US Growth Class A Shares	1,048,542	(9,609,710)	(8,561,168)	531,712	(8,078,841)	(7,547,129)
TA WMC US Growth Service Class	6,550	(99,465)	(92,915)	295,891	(30,335)	265,556
Virtus AllianzGI Dividend Value Class A Shares	125,153	(432,497)	(307,344)	103,190	(425,905)	(322,715)
Virtus AllianzGI Small-Cap Value Class A Shares	61,936	(518,750)	(456,814)	-	(786,490)	(786,490)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2024	47,781	$41.14	to	$37.04	$1,861,463	0.49%	1.25%	to	1.90%	8.24%	to	7.53%
12/31/2023	56,372	38.01	to	34.45	2,032,511	0.48	1.25	to	1.90	15.25	to	14.50
12/31/2022	58,853	32.98	to	30.08	1,851,502	0.76	1.25	to	1.90	(17.45)	to	(17.86)
12/31/2021	75,469	39.92	to	36.62	2,871,461	0.75	1.25	to	1.75	33.76	to	33.09
12/31/2020	106,623	29.84	to	27.52	3,031,626	0.63	1.25	to	1.75	1.83	to	1.32
AB International Value Class A Shares
12/31/2024	152,806	7.78	to	7.09	1,130,376	8.51	1.25	to	1.90	3.49	to	2.82
12/31/2023	168,102	7.52	to	6.89	1,206,081	1.11	1.25	to	1.90	13.46	to	12.73
12/31/2022	204,086	6.62	to	6.12	1,297,199	1.16	1.25	to	1.90	(11.98)	to	(12.42)
12/31/2021	237,594	7.52	to	6.98	1,720,918	2.51	1.25	to	1.75	9.39	to	8.84
12/31/2020	255,012	6.87	to	6.42	1,691,142	0.84	1.25	to	1.75	0.75	to	0.25
AB Large Cap Growth Class A Shares
12/31/2024	21,792	103.24	to	103.24	2,249,692	-	1.30	to	1.30	23.52	to	23.52
12/31/2023	24,995	83.58	to	83.58	2,089,113	-	1.30	to	1.30	32.93	to	32.93
12/31/2022	30,680	62.88	to	62.88	1,929,080	-	1.30	to	1.30	(29.87)	to	(29.87)
12/31/2021	32,293	89.66	to	89.66	2,895,325	-	1.30	to	1.30	26.92	to	26.92
12/31/2020	49,261	70.64	to	70.64	3,479,916	-	1.30	to	1.30	32.30	to	32.30
AB Large Cap Value Class A Shares
12/31/2024	14,626	25.71	to	23.15	353,880	0.76	1.25	to	1.90	14.13	to	13.39
12/31/2023	23,456	22.53	to	20.42	495,763	1.18	1.25	to	1.90	17.03	to	16.28
12/31/2022	25,310	19.25	to	17.56	459,310	1.65	1.25	to	1.90	(8.23)	to	(8.69)
12/31/2021	19,779	20.96	to	19.23	395,022	0.90	1.25	to	1.75	25.44	to	24.82
12/31/2020	24,132	16.71	to	15.41	385,772	1.30	1.25	to	1.75	(0.35)	to	(0.84)
AB Relative Value Class A Shares
12/31/2024	68,845	54.82	to	54.82	3,774,052	0.91	1.30	to	1.30	11.22	to	11.22
12/31/2023	81,090	49.29	to	49.29	3,996,811	1.31	1.30	to	1.30	9.79	to	9.79
12/31/2022	86,814	44.89	to	44.89	3,897,442	1.12	1.30	to	1.30	(5.42)	to	(5.42)
12/31/2021	101,781	47.47	to	47.47	4,831,075	0.62	1.30	to	1.30	25.74	to	25.74
12/31/2020	128,119	37.75	to	37.75	4,836,196	1.27	1.30	to	1.30	1.48	to	1.48
American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2024	70,575	28.16	to	25.36	1,894,898	1.02	1.25	to	1.90	3.35	to	2.67
12/31/2023	87,539	27.25	to	24.70	2,276,818	1.55	1.25	to	1.90	14.15	to	13.41
12/31/2022	110,649	23.87	to	21.78	2,537,626	1.07	1.25	to	1.90	(24.04)	to	(24.42)
12/31/2021	116,376	31.40	to	28.81	3,514,077	1.17	1.25	to	1.75	1.19	to	0.68
12/31/2020	138,262	31.03	to	28.62	4,133,057	0.18	1.25	to	1.75	23.22	to	22.61
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2024	190,931	66.18	to	59.59	12,055,840	0.33	1.25	to	1.90	26.76	to	25.94
12/31/2023	230,900	52.21	to	47.32	11,529,239	0.56	1.25	to	1.90	35.44	to	34.56
12/31/2022	263,846	38.55	to	35.16	9,766,315	0.22	1.25	to	1.90	(31.67)	to	(32.01)
12/31/2021	293,858	56.36	to	51.71	15,935,427	-	1.25	to	1.75	17.78	to	17.20
12/31/2020	351,366	47.85	to	44.13	16,200,323	0.22	1.25	to	1.75	36.05	to	35.37
American Funds - Income Fund of America® Class F -1 Shares
12/31/2024	90,405	30.65	to	27.59	2,659,824	3.92	1.25	to	1.90	9.37	to	8.66
12/31/2023	101,096	28.02	to	25.40	2,729,505	3.64	1.25	to	1.90	6.21	to	5.52
12/31/2022	121,214	26.38	to	24.07	3,092,645	3.06	1.25	to	1.90	(7.72)	to	(8.18)
12/31/2021	135,310	28.57	to	26.21	3,743,875	2.74	1.25	to	1.75	15.84	to	15.26
12/31/2020	171,828	24.66	to	22.74	4,100,848	3.34	1.25	to	1.75	3.57	to	3.05

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2024	106,279	$51.37	to	$46.26	$5,236,555	1.00%	1.25%	to	1.90%	23.32%	to	22.51%
12/31/2023	129,138	41.66	to	37.76	5,167,415	1.49	1.25	to	1.90	26.82	to	26.00
12/31/2022	148,708	32.85	to	29.97	4,700,716	1.28	1.25	to	1.90	(16.67)	to	(17.09)
12/31/2021	170,977	39.39	to	36.14	6,485,322	1.16	1.25	to	1.75	23.38	to	22.76
12/31/2020	199,180	31.93	to	29.44	6,139,119	1.51	1.25	to	1.75	13.01	to	12.45
American Funds - The Bond Fund of America® Class A Shares
12/31/2024	157,786	15.54	to	15.54	2,452,128	4.23	1.30	to	1.30	(0.17)	to	(0.17)
12/31/2023	183,839	15.57	to	15.57	2,861,968	3.62	1.30	to	1.30	3.35	to	3.35
12/31/2022	203,554	15.06	to	15.06	3,066,208	2.55	1.30	to	1.30	(13.81)	to	(13.81)
12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)	to	(2.23)
12/31/2020	269,890	17.87	to	17.87	4,824,044	1.87	1.30	to	1.30	9.28	to	9.28
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2024	115,085	12.95	to	11.66	1,412,460	4.19	1.25	to	1.90	(0.17)	to	(0.82)
12/31/2023	140,457	12.97	to	11.76	1,732,492	3.59	1.25	to	1.90	3.37	to	2.70
12/31/2022	151,431	12.55	to	11.45	1,816,632	2.49	1.25	to	1.90	(13.86)	to	(14.29)
12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)	to	(2.71)
12/31/2020	174,795	14.89	to	13.73	2,501,419	1.84	1.25	to	1.75	9.31	to	8.76
American Funds - The Growth Fund of America® Class A Shares
12/31/2024	410,138	92.33	to	92.33	37,867,539	0.39	1.30	to	1.30	26.76	to	26.76
12/31/2023	490,160	72.84	to	72.84	35,702,454	0.59	1.30	to	1.30	35.44	to	35.44
12/31/2022	563,340	53.78	to	53.78	30,296,769	0.27	1.30	to	1.30	(31.61)	to	(31.61)
12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80	to	17.80
12/31/2020	691,859	66.76	to	66.76	46,189,947	0.29	1.30	to	1.30	36.03	to	36.03
American Funds - The Income Fund of America® Class A Shares
12/31/2024	179,844	42.60	to	42.60	7,662,015	3.91	1.30	to	1.30	9.40	to	9.40
12/31/2023	216,435	38.94	to	38.94	8,428,765	3.72	1.30	to	1.30	6.20	to	6.20
12/31/2022	242,098	36.67	to	36.67	8,877,720	3.13	1.30	to	1.30	(7.62)	to	(7.62)
12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86	to	15.86
12/31/2020	297,789	34.26	to	34.26	10,201,793	3.35	1.30	to	1.30	3.61	to	3.61
American Funds - The Investment Company of America® Class A Shares
12/31/2024	285,545	69.43	to	69.43	19,824,688	1.07	1.30	to	1.30	23.33	to	23.33
12/31/2023	353,540	56.29	to	56.29	19,901,852	1.56	1.30	to	1.30	26.85	to	26.85
12/31/2022	396,820	44.38	to	44.38	17,610,195	1.38	1.30	to	1.30	(16.60)	to	(16.60)
12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41	to	23.41
12/31/2020	493,659	43.12	to	43.12	21,287,232	1.58	1.30	to	1.30	13.01	to	13.01
AMG Renaissance Large Cap Growth Class N Shares
12/31/2024	1,592	24.97	to	23.97	38,656	-	1.25	to	1.90	19.30	to	18.52
12/31/2023	3,030	20.93	to	20.22	61,857	0.06	1.25	to	1.90	23.49	to	22.70
12/31/2022	3,447	16.95	to	16.48	57,276	0.14	1.25	to	1.90	(18.14)	to	(18.55)
12/31/2021	4,273	20.69	to	20.24	87,030	-	1.25	to	1.75	28.40	to	27.76
12/31/2020	6,300	16.11	to	15.84	100,242	0.11	1.25	to	1.75	22.01	to	21.40
BlackRock Advantage Global Investor A Shares
12/31/2024	6,869	43.24	to	38.94	282,800	1.09	1.25	to	1.90	17.13	to	16.37
12/31/2023	7,632	36.92	to	33.46	269,573	1.49	1.25	to	1.90	20.91	to	20.13
12/31/2022	9,185	30.53	to	27.85	269,227	1.59	1.25	to	1.90	(19.01)	to	(19.42)
12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16	to	15.58
12/31/2020	10,558	32.43	to	29.91	329,846	1.32	1.25	to	1.75	14.11	to	13.54
BlackRock Advantage International Investor A Shares
12/31/2024	64,589	21.38	to	19.93	1,320,305	2.48	1.25	to	1.90	5.20	to	4.51
12/31/2023	75,341	20.32	to	19.07	1,472,903	2.63	1.25	to	1.90	17.63	to	16.87
12/31/2022	81,044	17.27	to	16.31	1,352,356	2.89	1.25	to	1.90	(14.82)	to	(15.25)
12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37	to	10.82
12/31/2020	104,528	18.20	to	17.37	1,852,073	1.71	1.25	to	1.75	5.73	to	5.20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2024	95,341	$51.80	to	$46.65	$4,698,284	0.61%	1.25%	to	1.90%	23.76%	to	22.96%
12/31/2023	115,706	41.86	to	37.94	4,624,401	0.85	1.25	to	1.90	23.73	to	22.93
12/31/2022	138,155	33.83	to	30.86	4,469,776	0.89	1.25	to	1.90	(21.35)	to	(21.74)
12/31/2021	150,330	42.98	to	39.44	6,202,571	0.55	1.25	to	1.75	26.70	to	26.07
12/31/2020	183,352	33.92	to	31.28	5,989,790	0.96	1.25	to	1.75	18.06	to	17.47
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2024	80,636	36.58	to	32.94	2,793,306	1.28	1.25	to	1.90	13.72	to	12.98
12/31/2023	94,536	32.17	to	29.16	2,885,957	1.51	1.25	to	1.90	12.01	to	11.29
12/31/2022	106,203	28.72	to	26.20	2,903,078	1.43	1.25	to	1.90	(10.06)	to	(10.50)
12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90	to	24.28
12/31/2020	146,388	25.54	to	23.55	3,577,915	1.69	1.25	to	1.75	2.33	to	1.82
BlackRock Advantage SMID Investor A Shares
12/31/2024	79,141	36.94	to	33.26	4,005,848	0.63	1.25	to	1.90	10.49	to	9.77
12/31/2023	90,915	33.43	to	30.30	4,161,504	0.85	1.25	to	1.90	17.12	to	16.37
12/31/2022	107,072	28.54	to	26.04	4,156,263	0.81	1.25	to	1.90	(17.87)	to	(18.30)
12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05	to	11.49
12/31/2020	134,100	31.00	to	28.59	5,598,415	0.67	1.25	to	1.75	18.01	to	17.42
BlackRock Capital Appreciation Investor A Shares
12/31/2024	440,938	66.16	to	59.57	29,739,308	-	1.25	to	1.90	29.89	to	29.05
12/31/2023	612,088	50.93	to	46.16	31,719,431	-	1.25	to	1.90	47.01	to	46.06
12/31/2022	840,987	34.64	to	31.60	29,658,675	-	1.25	to	1.90	(38.64)	to	(38.97)
12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20	to	18.60
12/31/2020	924,583	47.35	to	43.66	44,721,433	-	1.25	to	1.75	38.35	to	37.66
BlackRock Global Allocation Investor A Shares
12/31/2024	1,970,092	27.70	to	24.95	58,456,215	1.05	1.25	to	1.90	7.64	to	6.94
12/31/2023	2,300,059	25.74	to	23.33	63,554,778	1.14	1.25	to	1.90	10.95	to	10.24
12/31/2022	2,646,832	23.20	to	21.16	66,245,918	-	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13	to	4.60
12/31/2020	3,485,383	26.61	to	24.54	100,777,175	0.47	1.25	to	1.75	19.29	to	18.70
BlackRock High Yield Investor A Shares
12/31/2024	679,646	17.99	to	16.77	11,781,346	6.71	1.25	to	1.90	6.74	to	6.05
12/31/2023	778,870	16.86	to	15.82	12,700,319	6.56	1.25	to	1.90	11.94	to	11.22
12/31/2022	894,900	15.06	to	14.22	13,091,390	5.14	1.25	to	1.90	(12.04)	to	(12.48)
12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22	to	3.70
12/31/2020	1,198,318	16.42	to	15.67	19,217,440	5.08	1.25	to	1.75	4.18	to	3.66
BlackRock Impact Mortgage Investor A Shares
12/31/2024	1,075,214	9.70	to	9.04	10,294,000	3.55	1.25	to	1.90	(0.44)	to	(1.09)
12/31/2023	1,153,649	9.75	to	9.14	11,110,199	3.27	1.25	to	1.90	3.16	to	2.49
12/31/2022	1,221,877	9.45	to	8.91	11,421,320	2.14	1.25	to	1.90	(14.50)	to	(14.95)
12/31/2021	1,398,790	11.04	to	10.48	15,305,841	1.21	1.25	to	1.75	(2.74)	to	(3.23)
12/31/2020	1,436,979	11.36	to	10.83	16,181,959	1.54	1.25	to	1.75	5.08	to	4.56
BlackRock International Investor A Shares
12/31/2024	94,281	16.17	to	15.07	1,463,871	0.65	1.25	to	1.90	(1.03)	to	(1.68)
12/31/2023	102,116	16.34	to	15.32	1,610,288	0.88	1.25	to	1.90	17.90	to	17.13
12/31/2022	122,032	13.86	to	13.08	1,642,196	0.87	1.25	to	1.90	(25.43)	to	(25.80)
12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76	to	7.22
12/31/2020	141,275	17.23	to	16.44	2,374,222	0.22	1.25	to	1.75	19.96	to	19.36
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2024	5,088	21.00	to	18.91	100,673	2.87	1.25	to	1.90	2.10	to	1.43
12/31/2023	5,369	20.57	to	18.64	104,465	2.94	1.25	to	1.90	16.56	to	15.80
12/31/2022	6,266	17.65	to	16.10	104,818	2.22	1.25	to	1.90	(15.49)	to	(15.91)
12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63	to	9.08
12/31/2020	7,916	19.03	to	17.55	143,729	1.91	1.25	to	1.75	6.34	to	5.81

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2024	1,061	$36.61	to	$32.96	$36,611	1.63%	1.25%	to	1.90%	9.76%	to	9.05%
12/31/2023	1,115	33.35	to	30.23	35,200	1.34	1.25	to	1.90	15.16	to	14.41
12/31/2022	1,189	28.96	to	26.42	32,699	0.86	1.25	to	1.90	(21.62)	to	(22.01)
12/31/2021	1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96	to	12.40
12/31/2020	1,349	32.68	to	30.14	42,145	0.87	1.25	to	1.75	18.18	to	17.59
BlackRock iShares S&P 500 Index Investor A Shares
12/31/2024	565,340	38.92	to	36.57	21,492,100	1.01	1.25	to	1.90	22.99	to	22.19
12/31/2023	725,529	31.65	to	29.93	22,484,689	1.27	1.25	to	1.90	24.28	to	23.48
12/31/2022	815,908	25.47	to	24.24	20,403,041	1.24	1.25	to	1.90	(19.44)	to	(19.87)
12/31/2021	857,110	31.60	to	30.25	26,644,665	1.04	1.25	to	1.75	26.64	to	26.01
12/31/2020	1,013,943	24.95	to	24.01	24,929,322	1.46	1.25	to	1.75	16.58	to	16.00
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2024	163,501	20.51	to	19.92	3,300,887	-	1.25	to	1.90	28.90	to	28.06
12/31/2023	197,165	15.91	to	15.55	3,098,794	-	1.25	to	1.90	50.77	to	49.79
12/31/2022	249,101	10.55	to	10.38	2,606,897	-	1.25	to	1.90	(39.06)	to	(39.37)
12/31/2021	250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23	to	14.65
12/31/2020	311,393	15.01	to	14.93	4,662,905	-	1.25	to	1.75	44.62	to	43.90
BlackRock Large Cap Focus Value Investor A Shares
12/31/2024	514,185	35.12	to	31.62	19,223,194	1.99	1.25	to	1.90	8.70	to	8.00
12/31/2023	618,055	32.31	to	29.28	21,225,364	2.08	1.25	to	1.90	14.49	to	13.75
12/31/2022	726,717	28.22	to	25.74	21,808,215	1.27	1.25	to	1.90	(6.09)	to	(6.58)
12/31/2021	885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72	to	20.12
12/31/2020	1,107,228	24.88	to	22.94	28,961,254	2.01	1.25	to	1.75	1.70	to	1.19
BlackRock Low Duration Bond Investor A Shares
12/31/2024	4,438	10.69	to	9.96	45,755	4.27	1.25	to	1.90	3.73	to	3.05
12/31/2023	5,764	10.31	to	9.67	57,567	3.80	1.25	to	1.90	4.08	to	3.41
12/31/2022	6,118	9.91	to	9.35	58,915	2.01	1.25	to	1.90	(6.21)	to	(6.68)
12/31/2021	6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)	to	(2.23)
12/31/2020	6,932	10.74	to	10.24	72,757	1.83	1.25	to	1.75	1.92	to	1.42
BlackRock Total Return Investor A Shares
12/31/2024	3,033,999	13.65	to	12.29	40,737,879	4.41	1.25	to	1.90	0.09	to	(0.57)
12/31/2023	3,290,200	13.64	to	12.36	44,275,620	3.89	1.25	to	1.90	4.33	to	3.66
12/31/2022	3,575,452	13.07	to	11.92	46,187,301	2.47	1.25	to	1.90	(15.56)	to	(16.01)
12/31/2021	4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)	to	(2.68)
12/31/2020	4,240,037	15.82	to	14.59	66,543,677	2.07	1.25	to	1.75	7.23	to	6.69
BNY Mellon Appreciation Investor Shares
12/31/2024	143,918	46.69	to	42.04	6,374,185	0.33	1.25	to	1.90	11.01	to	10.29
12/31/2023	176,590	42.06	to	38.12	7,062,923	0.65	1.25	to	1.90	19.90	to	19.13
12/31/2022	211,913	35.08	to	32.00	7,104,483	0.54	1.25	to	1.90	(19.02)	to	(19.42)
12/31/2021	239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45	to	24.82
12/31/2020	307,193	34.50	to	31.82	10,165,712	0.67	1.25	to	1.75	22.47	to	21.86
Cohen & Steers Real Estate Securities Class A Shares
12/31/2024	10,816	35.17	to	31.67	359,436	2.74	1.25	to	1.90	5.15	to	4.47
12/31/2023	12,120	33.44	to	30.31	383,868	3.05	1.25	to	1.90	11.39	to	10.67
12/31/2022	14,809	30.03	to	27.39	424,654	2.61	1.25	to	1.90	(27.46)	to	(27.82)
12/31/2021	14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92	to	39.23
12/31/2020	17,010	29.56	to	27.26	482,310	3.09	1.25	to	1.75	(3.22)	to	(3.71)
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2024	170,722	29.04	to	27.77	4,834,017	-	1.25	to	1.90	22.90	to	22.10
12/31/2023	204,811	23.63	to	22.74	4,737,463	-	1.25	to	1.90	29.64	to	28.80
12/31/2022	236,550	18.23	to	17.66	4,237,719	-	1.25	to	1.90	(30.61)	to	(30.96)
12/31/2021	236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59	to	17.01
12/31/2020	274,442	22.32	to	21.86	6,057,841	-	1.25	to	1.75	38.75	to	38.06

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares
12/31/2024	14,015	$31.66	to	$29.45	$428,433	-%	1.25%	to	1.90%	21.87%	to	21.08%
12/31/2023	18,574	25.98	to	24.32	466,349	-	1.25	to	1.90	23.40	to	22.60
12/31/2022	17,905	21.05	to	19.84	365,439	-	1.25	to	1.90	(32.34)	to	(32.68)
12/31/2021	16,577	31.09	to	29.46	501,343	-	1.25	to	1.75	14.77	to	14.20
12/31/2020	18,923	27.09	to	25.80	500,412	-	1.25	to	1.75	33.22	to	32.55
Columbia Select Small Cap Value Class A Shares
12/31/2024	134,153	58.65	to	58.65	7,867,920	0.53	1.30	to	1.30	10.98	to	10.98
12/31/2023	154,668	52.85	to	52.85	8,173,585	0.72	1.30	to	1.30	10.95	to	10.95
12/31/2022	169,654	47.63	to	47.63	8,080,415	0.73	1.30	to	1.30	(16.46)	to	(16.46)
12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48	to	29.48
12/31/2020	246,935	44.03	to	44.03	10,873,757	0.02	1.30	to	1.30	8.16	to	8.16
Davis New York Venture Class A Shares
12/31/2024	379,490	39.25	to	35.34	17,084,434	1.59	1.25	to	1.90	16.04	to	15.29
12/31/2023	454,853	33.83	to	30.66	17,553,289	0.91	1.25	to	1.90	28.39	to	27.56
12/31/2022	533,227	26.35	to	24.03	16,000,186	1.48	1.25	to	1.90	(18.53)	to	(18.96)
12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11	to	10.56
12/31/2020	659,474	29.09	to	26.82	21,890,888	0.56	1.25	to	1.75	10.03	to	9.48
Eaton Vance Floating-Rate Class A Shares
12/31/2024	167,034	17.33	to	15.61	2,730,811	8.03	1.25	to	1.90	6.61	to	5.91
12/31/2023	186,021	16.26	to	14.74	2,863,813	8.39	1.25	to	1.90	10.44	to	9.73
12/31/2022	217,282	14.72	to	13.43	3,043,980	4.54	1.25	to	1.90	(3.87)	to	(4.35)
12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72	to	2.21
12/31/2020	245,523	14.90	to	13.74	3,498,398	3.58	1.25	to	1.75	0.89	to	0.39
Eaton Vance Large-Cap Value Class A Shares
12/31/2024	115,192	26.21	to	23.89	2,857,160	0.98	1.25	to	1.90	10.10	to	9.38
12/31/2023	135,231	23.81	to	21.84	3,068,945	1.01	1.25	to	1.90	6.58	to	5.89
12/31/2022	143,741	22.34	to	20.62	3,074,058	1.04	1.25	to	1.90	(4.06)	to	(4.54)
12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75	to	22.14
12/31/2020	192,402	18.95	to	17.69	3,513,218	1.39	1.25	to	1.75	1.01	to	0.51
Federated Hermes Equity Income Class A Shares
12/31/2024	46,406	21.06	to	19.79	945,741	0.87	1.25	to	1.90	11.45	to	10.72
12/31/2023	55,105	18.90	to	17.87	1,010,627	1.14	1.25	to	1.90	7.70	to	7.00
12/31/2022	58,673	17.55	to	16.71	1,003,439	1.18	1.25	to	1.90	(9.19)	to	(9.64)
12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40	to	18.81
12/31/2020	85,513	16.17	to	15.56	1,353,769	1.35	1.25	to	1.75	5.09	to	4.57
Federated Hermes Kaufmann Class A Shares
12/31/2024	68,348	44.59	to	40.15	2,909,764	-	1.25	to	1.90	14.80	to	14.05
12/31/2023	88,802	38.84	to	35.21	3,303,203	-	1.25	to	1.90	13.48	to	12.75
12/31/2022	98,209	34.23	to	31.22	3,229,075	-	1.25	to	1.90	(31.16)	to	(31.50)
12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13	to	0.63
12/31/2020	113,118	49.13	to	45.30	5,365,023	-	1.25	to	1.75	26.98	to	26.35
Fidelity Advisor® Equity Growth Class A Shares
12/31/2024	25,875	76.74	to	69.10	2,475,458	-	1.25	to	1.90	28.10	to	27.26
12/31/2023	29,482	59.91	to	54.30	2,204,482	-	1.25	to	1.90	33.57	to	32.71
12/31/2022	35,769	44.85	to	40.92	2,004,557	-	1.25	to	1.90	(25.63)	to	(26.02)
12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20	to	20.59
12/31/2020	41,562	49.74	to	45.87	2,582,960	-	1.25	to	1.75	41.64	to	40.94
Fidelity Advisor® Overseas Class A Shares
12/31/2024	13,710	34.45	to	34.45	472,354	1.12	1.30	to	1.30	3.27	to	3.27
12/31/2023	17,700	33.36	to	33.36	590,492	0.79	1.30	to	1.30	18.46	to	18.46
12/31/2022	18,458	28.16	to	28.16	519,801	0.36	1.30	to	1.30	(25.58)	to	(25.58)
12/31/2021	19,001	37.84	to	37.84	719,006	-	1.30	to	1.30	17.39	to	17.39
12/31/2020	19,695	32.24	to	32.24	634,884	-	1.30	to	1.30	13.23	to	13.23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2024		11,412	$60.71	to	$60.71	$692,812	0.34%	1.30%	to	1.30%	10.72%	to	10.72%
12/31/2023		12,499	54.83	to	54.83	685,329	0.61	1.30	to	1.30	15.35	to	15.35
12/31/2022		14,135	47.53	to	47.53	671,885	0.45	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021		15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34	to	21.34
12/31/2020		16,260	46.20	to	46.20	751,262	0.96	1.30	to	1.30	11.34	to	11.34
Franklin Templeton Growth Class A Shares
12/31/2024		95,046	20.01	to	18.02	2,280,941	0.92	1.25	to	1.90	4.10	to	3.42
12/31/2023		123,880	19.22	to	17.42	2,758,842	1.12	1.25	to	1.90	19.48	to	18.71
12/31/2022		155,444	16.09	to	14.67	2,837,302	0.86	1.25	to	1.90	(12.85)	to	(13.30)
12/31/2021		163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82	to	3.30
12/31/2020		191,463	17.77	to	16.39	3,839,615	1.07	1.25	to	1.75	4.43	to	3.91
Invesco American Franchise Fund Class A Shares
12/31/2024		14,774	39.66	to	39.66	585,882	-	1.30	to	1.30	32.98	to	32.98
12/31/2023		17,165	29.82	to	29.82	511,889	-	1.30	to	1.30	39.10	to	39.10
12/31/2022		19,323	21.44	to	21.44	414,252	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021		18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40	to	10.40
12/31/2020		19,291	28.57	to	28.57	551,117	-	1.30	to	1.30	40.34	to	40.34
Invesco Charter Class A Shares
12/31/2024		9,491	35.94	to	35.94	341,097	0.53	1.30	to	1.30	23.66	to	23.66
12/31/2023		10,056	29.06	to	29.06	292,246	0.49	1.30	to	1.30	21.45	to	21.45
12/31/2022		8,575	23.93	to	23.93	205,186	0.71	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021		8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75	to	25.75
12/31/2020		10,141	24.32	to	24.32	246,596	0.52	1.30	to	1.30	12.03	to	12.03
Invesco Comstock Class A Shares
12/31/2024		529,635	41.12	to	37.03	23,747,938	1.67	1.25	to	1.90	13.59	to	12.85
12/31/2023		659,692	36.20	to	32.81	26,149,898	1.72	1.25	to	1.90	10.85	to	10.13
12/31/2022		741,824	32.66	to	29.79	26,582,797	1.68	1.25	to	1.90	(0.49)	to	(1.01)
12/31/2021		974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66	to	31.01
12/31/2020		1,308,740	24.91	to	22.97	35,157,014	2.35	1.25	to	1.75	(2.02)	to	(2.51)
Invesco Discovery Large Cap Class A Shares
12/31/2024		16,643	51.77	to	46.62	824,979	-	1.25	to	1.90	32.33	to	31.47
12/31/2023		22,710	39.12	to	35.46	851,928	-	1.25	to	1.90	33.83	to	32.97
12/31/2022		25,871	29.23	to	26.67	727,611	-	1.25	to	1.90	(32.01)	to	(32.34)
12/31/2021		27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83	to	20.22
12/31/2020		29,073	35.56	to	32.79	997,840	-	1.25	to	1.75	34.59	to	33.92
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2024		83,289	16.83	to	16.83	1,401,737	-	1.30	to	1.30	22.51	to	22.51
12/31/2023		91,137	13.74	to	13.74	1,252,004	-	1.30	to	1.30	11.51	to	11.51
12/31/2022		100,164	12.32	to	12.32	1,234,003	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2021		106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33	to	17.33
12/31/2020	(1)	121,933	15.44	to	15.44	1,882,373	-	1.30	to	1.30	-	to	-
Invesco Equity and Income Class A Shares
12/31/2024		38,425	42.79	to	42.79	1,644,125	1.95	1.30	to	1.30	10.35	to	10.35
12/31/2023		48,142	38.77	to	38.77	1,866,618	1.99	1.30	to	1.30	8.57	to	8.57
12/31/2022		54,802	35.71	to	35.71	1,957,053	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021		59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50	to	16.50
12/31/2020		64,784	33.65	to	33.65	2,180,041	1.80	1.30	to	1.30	8.55	to	8.55
Invesco Fundamental Alternatives Class A Shares
12/31/2024		23,387	16.66	to	16.66	389,546	1.30	1.30	to	1.30	4.34	to	4.34
12/31/2023		23,856	15.96	to	15.96	380,821	0.82	1.30	to	1.30	2.22	to	2.22
12/31/2022		26,240	15.62	to	15.62	409,805	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021		28,973	17.06	to	17.06	494,370	2.71	1.30	to	1.30	1.16	to	1.16
12/31/2020		30,309	16.87	to	16.87	511,217	1.66	1.30	to	1.30	0.15	to	0.15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco Global Class A Shares
12/31/2024	42,561	$63.02	to	$63.02	$2,682,080	-%	1.30%	to	1.30%	14.77%	to	14.77%
12/31/2023	47,861	54.91	to	54.91	2,627,939	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	53,306	41.50	to	41.50	2,212,232	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87	to	13.87
12/31/2020	57,730	54.41	to	54.41	3,141,210	-	1.30	to	1.30	25.97	to	25.97
Invesco Main Street Class A Shares
12/31/2024	36,135	47.69	to	42.94	1,855,958	0.71	1.25	to	1.90	22.10	to	21.30
12/31/2023	38,878	39.06	to	35.40	1,647,210	0.15	1.25	to	1.90	21.55	to	20.76
12/31/2022	56,886	32.13	to	29.31	1,935,595	0.90	1.25	to	1.90	(21.20)	to	(21.62)
12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02	to	25.39
12/31/2020	66,220	32.34	to	29.83	2,289,129	0.88	1.25	to	1.75	12.94	to	12.38
Invesco Main Street Mid Cap Class A Shares
12/31/2024	53,672	42.20	to	38.00	2,134,394	0.24	1.25	to	1.90	15.61	to	14.86
12/31/2023	63,190	36.51	to	33.09	2,181,634	-	1.25	to	1.90	13.06	to	12.33
12/31/2022	69,962	32.29	to	29.45	2,143,133	0.11	1.25	to	1.90	(15.48)	to	(15.90)
12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50	to	20.89
12/31/2020	110,563	31.42	to	28.97	3,317,940	-	1.25	to	1.75	7.78	to	7.24
Invesco Value Opportunities Class A Shares
12/31/2024	116,779	3.63	to	3.38	405,469	0.41	1.25	to	1.90	28.47	to	27.64
12/31/2023	138,320	2.82	to	2.65	376,156	0.22	1.25	to	1.90	13.72	to	12.98
12/31/2022	147,533	2.48	to	2.34	354,532	0.67	1.25	to	1.90	0.02	to	(0.48)
12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91	to	33.24
12/31/2020	157,303	1.85	to	1.77	284,549	0.30	1.25	to	1.75	4.17	to	3.65
Janus Henderson Enterprise Class A Shares
12/31/2024	305,681	67.94	to	62.65	19,916,719	0.77	1.25	to	1.90	13.42	to	12.68
12/31/2023	378,689	59.90	to	55.60	21,840,743	-	1.25	to	1.90	16.12	to	15.37
12/31/2022	446,160	51.59	to	48.19	22,241,684	-	1.25	to	1.90	(17.43)	to	(17.84)
12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52	to	14.94
12/31/2020	614,864	54.04	to	51.03	32,290,410	-	1.25	to	1.75	18.40	to	17.81
Janus Henderson Forty Class A Shares
12/31/2024	79,224	62.25	to	56.73	4,697,328	0.31	1.25	to	1.90	26.38	to	25.55
12/31/2023	98,566	49.26	to	45.19	4,647,156	0.01	1.25	to	1.90	37.81	to	36.92
12/31/2022	121,669	35.74	to	33.00	4,178,925	-	1.25	to	1.90	(34.58)	to	(34.90)
12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14	to	20.54
12/31/2020	155,943	45.07	to	42.06	6,792,692	0.17	1.25	to	1.75	37.09	to	36.41
JPMorgan Small Cap Growth Class A Shares
12/31/2024	33,670	37.48	to	34.16	1,209,750	0.56	1.25	to	1.90	11.04	to	10.32
12/31/2023	40,278	33.75	to	30.96	1,307,895	-	1.25	to	1.90	12.45	to	11.72
12/31/2022	49,681	30.02	to	27.71	1,435,440	-	1.25	to	1.90	(33.32)	to	(33.65)
12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)	to	(7.69)
12/31/2020	53,337	48.49	to	45.25	2,505,302	0.06	1.25	to	1.75	57.23	to	56.45
Lord Abbett Affiliated Class A Shares
12/31/2024	42,660	32.54	to	29.30	1,327,659	1.73	1.25	to	1.90	15.84	to	15.08
12/31/2023	50,177	28.09	to	25.46	1,350,694	1.81	1.25	to	1.90	9.12	to	8.41
12/31/2022	53,690	25.74	to	23.48	1,330,706	1.77	1.25	to	1.90	(11.04)	to	(11.48)
12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17	to	24.55
12/31/2020	79,395	23.10	to	21.30	1,769,808	2.11	1.25	to	1.75	(2.50)	to	(2.98)
Lord Abbett Bond-Debenture Class A Shares
12/31/2024	327,781	22.40	to	20.17	7,918,676	5.86	1.25	to	1.90	5.44	to	4.75
12/31/2023	371,258	21.25	to	19.26	8,547,443	5.22	1.25	to	1.90	5.53	to	4.85
12/31/2022	394,108	20.13	to	18.37	8,784,985	4.35	1.25	to	1.90	(13.81)	to	(14.26)
12/31/2021	464,968	23.35	to	21.42	11,996,751	3.33	1.25	to	1.75	1.97	to	1.46
12/31/2020	536,369	22.90	to	21.11	13,700,430	3.93	1.25	to	1.75	6.26	to	5.73

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Lord Abbett Mid Cap Stock Class A Shares
12/31/2024		226,711	$32.72	to	$29.47	$9,239,067	0.53%	1.25%	to	1.90%	13.61%	to	12.87%
12/31/2023		265,044	28.80	to	26.11	9,405,150	0.54	1.25	to	1.90	14.07	to	13.33
12/31/2022		306,153	25.25	to	23.03	9,442,562	0.95	1.25	to	1.90	(12.21)	to	(12.67)
12/31/2021		330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28	to	26.65
12/31/2020		375,979	22.59	to	20.83	10,340,030	1.33	1.25	to	1.75	1.46	to	0.95
Macquarie Mid Cap Growth Class A Shares
12/31/2024	(1)	153,595	9.91	to	9.88	1,521,542	-	1.25	to	1.90	-	to	-
MFS® Growth Class A Shares
12/31/2024		175,545	60.85	to	60.85	10,681,952	-	1.30	to	1.30	29.63	to	29.63
12/31/2023		231,059	46.94	to	46.94	10,845,931	-	1.30	to	1.30	34.04	to	34.04
12/31/2022		293,959	35.02	to	35.02	10,294,364	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021		283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74	to	21.74
12/31/2020		348,978	42.43	to	42.43	14,807,655	-	1.30	to	1.30	29.60	to	29.60
MFS® Mid Cap Growth Class A Shares
12/31/2024		136,352	61.09	to	61.09	8,330,397	-	1.30	to	1.30	12.92	to	12.92
12/31/2023		160,419	54.10	to	54.10	8,679,035	-	1.30	to	1.30	19.44	to	19.44
12/31/2022		187,406	45.30	to	45.30	8,488,981	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021		184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27	to	12.27
12/31/2020		215,077	57.19	to	57.19	12,299,401	-	1.30	to	1.30	33.58	to	33.58
MFS® Research International Class A Shares
12/31/2024		145,867	32.76	to	32.76	4,777,947	1.63	1.30	to	1.30	1.51	to	1.51
12/31/2023		159,672	32.27	to	32.27	5,152,248	1.49	1.30	to	1.30	11.65	to	11.65
12/31/2022		173,257	28.90	to	28.90	5,007,427	1.31	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021		191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15	to	10.15
12/31/2020		212,238	32.22	to	32.22	6,839,050	0.81	1.30	to	1.30	11.44	to	11.44
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2024		667,300	8.01	to	7.21	5,068,621	2.80	1.25	to	1.90	2.92	to	2.25
12/31/2023		677,054	7.78	to	7.05	5,014,119	4.59	1.25	to	1.90	(9.02)	to	(9.61)
12/31/2022		718,870	8.55	to	7.80	5,869,360	34.05	1.25	to	1.90	7.01	to	6.48
12/31/2021		1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15	to	30.50
12/31/2020		1,412,865	6.09	to	5.61	8,259,524	1.43	1.25	to	1.75	(0.83)	to	(1.33)
PIMCO Low Duration Class A Shares
12/31/2024		2,415,014	12.15	to	11.07	27,974,198	3.88	1.25	to	1.90	3.21	to	2.54
12/31/2023		2,585,774	11.77	to	10.80	29,139,752	3.80	1.25	to	1.90	3.71	to	3.04
12/31/2022		2,963,159	11.35	to	10.48	32,321,610	1.68	1.25	to	1.90	(6.69)	to	(7.16)
12/31/2021		3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)	to	(2.69)
12/31/2020		3,764,611	12.43	to	11.60	45,208,636	1.56	1.25	to	1.75	1.83	to	1.32
PIMCO Real Return Class A Shares
12/31/2024		1,312,209	14.58	to	13.13	18,121,313	2.78	1.25	to	1.90	0.90	to	0.24
12/31/2023		1,406,100	14.45	to	13.10	19,325,213	2.86	1.25	to	1.90	2.05	to	1.39
12/31/2022		1,572,441	14.16	to	12.92	21,259,835	7.50	1.25	to	1.90	(13.38)	to	(13.81)
12/31/2021		1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95	to	3.43
12/31/2020		2,021,251	15.71	to	14.49	30,502,494	2.23	1.25	to	1.75	10.25	to	9.70
PIMCO Total Return Class A Shares
12/31/2024		3,235,773	15.44	to	13.91	49,244,487	4.22	1.25	to	1.90	0.98	to	0.32
12/31/2023		3,539,220	15.29	to	13.86	53,516,295	3.55	1.25	to	1.90	4.63	to	3.95
12/31/2022		3,852,999	14.62	to	13.33	55,794,500	3.59	1.25	to	1.90	(15.49)	to	(15.93)
12/31/2021		4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)	to	(2.89)
12/31/2020		4,659,009	17.71	to	16.33	82,185,522	2.17	1.25	to	1.75	7.16	to	6.63

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Pioneer Class A Shares
12/31/2024	19,822	$55.36	to	$49.85	$1,039,740	0.52%	1.25%	to	1.90%	21.05%	to	20.27%
12/31/2023	27,227	45.73	to	41.45	1,174,534	0.87	1.25	to	1.90	27.12	to	26.30
12/31/2022	29,740	35.97	to	32.82	1,022,519	0.54	1.25	to	1.90	(20.53)	to	(20.93)
12/31/2021	24,046	45.24	to	41.50	1,040,778	0.11	1.25	to	1.75	26.22	to	25.59
12/31/2020	31,780	35.84	to	33.05	1,092,028	0.49	1.25	to	1.75	22.36	to	21.75
Pioneer High Yield Class A Shares
12/31/2024	93,273	22.20	to	19.99	1,950,060	5.83	1.25	to	1.90	6.99	to	6.30
12/31/2023	97,155	20.75	to	18.80	1,906,733	5.40	1.25	to	1.90	9.07	to	8.37
12/31/2022	95,275	19.02	to	17.35	1,725,211	5.07	1.25	to	1.90	(12.04)	to	(12.47)
12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44	to	3.92
12/31/2020	116,741	20.69	to	19.08	2,313,263	5.29	1.25	to	1.75	1.79	to	1.28
Pioneer Select Mid Cap Growth Class A Shares
12/31/2024	4,643	47.20	to	43.54	211,183	-	1.25	to	1.90	22.29	to	21.50
12/31/2023	5,691	38.59	to	35.83	212,458	-	1.25	to	1.90	17.19	to	16.43
12/31/2022	6,639	32.93	to	30.78	211,789	-	1.25	to	1.90	(32.18)	to	(32.52)
12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62	to	6.09
12/31/2020	8,413	45.51	to	42.99	371,623	-	1.25	to	1.75	37.22	to	36.53
Putnam International Equity Class A Shares
12/31/2024	320,106	27.51	to	27.51	8,805,248	0.98	1.30	to	1.30	2.16	to	2.16
12/31/2023	344,591	26.93	to	26.93	9,278,635	1.88	1.30	to	1.30	17.09	to	17.09
12/31/2022	387,757	23.00	to	23.00	8,916,817	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36	to	7.36
12/31/2020	486,489	25.48	to	25.48	12,396,804	1.25	1.30	to	1.30	10.30	to	10.30
Putnam Large Cap Growth Class A Shares
12/31/2024	47,751	37.67	to	37.67	1,798,630	-	1.30	to	1.30	31.50	to	31.50
12/31/2023	63,716	28.64	to	28.64	1,825,043	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	75,742	20.12	to	20.12	1,523,823	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94	to	20.94
12/31/2020	84,284	24.19	to	24.19	2,039,130	-	1.30	to	1.30	36.62	to	36.62
Putnam Large Cap Value Class A Shares
12/31/2024	40,203	21.75	to	21.75	874,346	1.11	1.30	to	1.30	17.46	to	17.46
12/31/2023	44,592	18.52	to	18.52	825,643	1.51	1.30	to	1.30	13.91	to	13.91
12/31/2022	48,838	16.25	to	16.25	793,831	1.80	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20	to	25.20
12/31/2020	45,036	13.57	to	13.57	611,188	1.67	1.30	to	1.30	4.47	to	4.47
TA Aegon Sustainable Equity Income Service Class
12/31/2024	178,580	13.26	to	12.73	2,357,067	1.79	1.25	to	1.90	15.14	to	14.39
12/31/2023	223,808	11.52	to	11.13	2,567,186	1.91	1.25	to	1.90	4.69	to	4.01
12/31/2022	243,900	11.00	to	10.70	2,674,194	1.84	1.25	to	1.90	(12.98)	to	(13.44)
12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60	to	20.00
12/31/2020	355,775	10.48	to	10.30	3,719,030	2.78	1.25	to	1.75	(8.74)	to	(9.19)
TA Asset Allocation - Conservative Class A Shares
12/31/2024	25,797	12.48	to	11.96	317,472	2.42	1.25	to	1.90	5.96	to	5.27
12/31/2023	48,437	11.78	to	11.36	559,916	2.34	1.25	to	1.90	8.87	to	8.16
12/31/2022	76,427	10.82	to	10.50	817,555	1.68	1.25	to	1.90	(16.29)	to	(16.73)
12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11	to	3.59
12/31/2020	102,861	12.41	to	12.18	1,267,053	2.95	1.25	to	1.75	11.75	to	11.20
TA Asset Allocation - Moderate Class A Shares
12/31/2024	98,698	13.64	to	13.07	1,331,283	2.01	1.25	to	1.90	8.46	to	7.75
12/31/2023	105,950	12.57	to	12.13	1,316,550	2.18	1.25	to	1.90	11.27	to	10.55
12/31/2022	131,518	11.30	to	10.97	1,470,956	1.52	1.25	to	1.90	(17.13)	to	(17.56)
12/31/2021	88,483	13.63	to	13.31	1,198,284	2.52	1.25	to	1.75	6.57	to	6.04
12/31/2020	75,470	12.79	to	12.55	961,085	2.23	1.25	to	1.75	13.22	to	12.66

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2024	105,070	$15.30	to	$14.66	$1,581,232	1.75%	1.25%	to	1.90%	11.74%	to	11.01%
12/31/2023	128,051	13.69	to	13.20	1,731,302	1.84	1.25	to	1.90	14.27	to	13.53
12/31/2022	135,459	11.98	to	11.63	1,606,662	0.88	1.25	to	1.90	(18.46)	to	(18.89)
12/31/2021	171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98	to	9.43
12/31/2020	224,165	13.35	to	13.10	2,966,903	1.18	1.25	to	1.75	15.45	to	14.88
TA BlackRock Government Money Market Initial Class
12/31/2024	518,482	10.52	to	10.22	5,404,769	4.93	1.25	to	1.90	3.73	to	3.05
12/31/2023	569,758	10.15	to	9.92	5,735,835	4.79	1.25	to	1.90	3.56	to	2.89
12/31/2022	466,406	9.80	to	9.64	4,551,231	1.48	1.25	to	1.90	0.10	to	(0.43)
12/31/2021	411,733	9.78	to	9.68	4,017,112	-	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2020	377,342	9.91	to	9.85	3,730,601	0.06	1.25	to	1.75	(0.96)	to	(1.45)
TA Bond Class A Shares
12/31/2024	623,953	1.40	to	1.30	846,116	4.11	1.25	to	1.90	0.49	to	(0.17)
12/31/2023	650,360	1.40	to	1.30	880,191	3.69	1.25	to	1.90	4.65	to	3.97
12/31/2022	616,956	1.34	to	1.25	801,112	2.79	1.25	to	1.90	(14.58)	to	(15.01)
12/31/2021	721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)	to	(1.86)
12/31/2020	628,110	1.58	to	1.50	974,770	2.36	1.25	to	1.75	5.26	to	4.73
TA International Focus Initial Class
12/31/2024	5,042,953	12.14	to	11.66	60,067,418	2.27	1.25	to	1.90	(2.29)	to	(2.92)
12/31/2023	5,434,870	12.43	to	12.01	66,480,045	1.98	1.25	to	1.90	11.14	to	10.42
12/31/2022	6,194,561	11.18	to	10.88	68,406,004	3.02	1.25	to	1.90	(21.08)	to	(21.49)
12/31/2021	6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44	to	8.90
12/31/2020	7,730,565	12.94	to	12.72	99,279,440	2.26	1.25	to	1.75	19.40	to	18.80
TA Multi-Managed Balanced Class A Shares
12/31/2024	82,688	17.71	to	16.97	1,454,063	1.59	1.25	to	1.90	13.07	to	12.34
12/31/2023	96,409	15.66	to	15.11	1,497,664	1.55	1.25	to	1.90	16.96	to	16.20
12/31/2022	92,381	13.39	to	13.00	1,228,872	1.00	1.25	to	1.90	(17.58)	to	(18.01)
12/31/2021	94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12	to	14.55
12/31/2020	113,892	14.11	to	13.84	1,599,096	1.10	1.25	to	1.75	14.12	to	13.55
TA Small/Mid Cap Value Class A Shares
12/31/2024	665,415	32.90	to	30.13	20,923,496	0.74	1.25	to	1.90	7.21	to	6.51
12/31/2023	783,326	30.69	to	28.29	23,067,157	0.85	1.25	to	1.90	10.57	to	9.86
12/31/2022	871,791	27.75	to	25.75	23,312,861	0.51	1.25	to	1.90	(9.71)	to	(10.16)
12/31/2021	1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61	to	24.98
12/31/2020	1,414,551	24.45	to	22.94	33,516,522	0.58	1.25	to	1.75	1.97	to	1.46
TA Sustainable Equity Income Class A Shares
12/31/2024	2,212,261	17.12	to	16.15	36,960,876	1.30	1.25	to	1.90	14.80	to	14.05
12/31/2023	2,806,642	14.91	to	14.16	40,961,183	1.66	1.25	to	1.90	4.54	to	3.86
12/31/2022	2,940,434	14.26	to	13.63	41,175,403	1.78	1.25	to	1.90	(12.79)	to	(13.24)
12/31/2021	3,512,199	16.35	to	15.71	56,508,169	1.10	1.25	to	1.75	20.47	to	19.87
12/31/2020	4,409,162	13.57	to	13.11	58,994,566	2.06	1.25	to	1.75	(9.08)	to	(9.53)
TA T. Rowe Price Small Cap Service Class
12/31/2024	187,807	17.99	to	17.27	3,308,731	-	1.25	to	1.90	11.20	to	10.48
12/31/2023	245,856	16.18	to	15.63	3,909,435	-	1.25	to	1.90	19.38	to	18.61
12/31/2022	275,948	13.55	to	13.18	3,688,820	-	1.25	to	1.90	(23.62)	to	(24.00)
12/31/2021	304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70	to	9.15
12/31/2020	342,938	16.16	to	15.89	5,494,625	-	1.25	to	1.75	21.77	to	21.16
TA TSW International Equity Service Class
12/31/2024	197,761	12.11	to	11.62	2,334,366	2.67	1.25	to	1.90	1.83	to	1.16
12/31/2023	225,711	11.89	to	11.49	2,629,061	0.79	1.25	to	1.90	13.83	to	13.10
12/31/2022	281,562	10.44	to	10.16	2,896,637	3.07	1.25	to	1.90	(15.76)	to	(16.18)
12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80	to	11.24
12/31/2020	360,971	11.08	to	10.90	3,964,397	2.97	1.25	to	1.75	4.88	to	4.36

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount	Units		Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TSW Mid Cap Value Opportunities Service Class
	12/31/2024	112,659	$15.34	to	$14.73	$1,721,565	1.21%	1.25%	to	1.90%	6.74%	to	6.04%
	12/31/2023	120,149	14.37	to	13.89	1,720,797	1.24	1.25	to	1.90	9.20	to	8.49
	12/31/2022	134,973	13.16	to	12.80	1,771,368	0.56	1.25	to	1.90	(9.61)	to	(10.08)
	12/31/2021	140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25	to	26.61
	12/31/2020	144,775	11.44	to	11.25	1,652,582	1.01	1.25	to	1.75	(0.22)	to	(0.72)
TA US Growth Class A Shares
	12/31/2024	458,554	49.85	to	46.57	22,067,574	-	1.25	to	1.90	26.98	to	26.15
	12/31/2023	653,778	39.26	to	36.91	24,874,322	-	1.25	to	1.90	39.64	to	38.74
	12/31/2022	882,404	28.11	to	26.60	24,136,995	-	1.25	to	1.90	(32.55)	to	(32.88)
	12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71	to	18.12
	12/31/2020	1,053,497	35.08	to	33.56	36,164,951	-	1.25	to	1.75	34.20	to	33.53
TA WMC US Growth Service Class
	12/31/2024	11,073	28.65	to	27.51	309,287	-	1.25	to	1.90	27.09	to	26.26
	12/31/2023	14,719	22.54	to	21.79	325,216	-	1.25	to	1.90	39.97	to	39.06
	12/31/2022	300	16.10	to	15.67	4,771	-	1.25	to	1.90	(32.42)	to	(32.76)
	12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88	to	18.28
	12/31/2020	1,342	20.03	to	19.70	26,530	-	1.25	to	1.75	35.24	to	34.56
Virtus AllianzGI Dividend Value Class A Shares
	12/31/2024	125,780	20.80	to	18.96	2,479,518	1.33	1.25	to	1.90	3.63	to	2.95
	12/31/2023	141,020	20.07	to	18.41	2,694,623	3.57	1.25	to	1.90	17.67	to	16.91
	12/31/2022	159,900	17.06	to	15.75	2,606,367	1.59	1.25	to	1.90	(14.84)	to	(15.26)
	12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94	to	26.30
	12/31/2020	254,088	15.77	to	14.72	3,853,830	1.80	1.25	to	1.75	(3.71)	to	(4.19)
Virtus AllianzGI Small-Cap Value Class A Shares
	12/31/2024	65,506	33.12	to	29.82	2,789,044	1.19	1.25	to	1.90	4.33	to	3.65
	12/31/2023	75,835	31.75	to	28.77	3,120,429	2.13	1.25	to	1.90	21.47	to	20.69
	12/31/2022	100,965	26.13	to	23.84	3,305,168	0.98	1.25	to	1.90	(17.30)	to	(17.74)
	12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69	to	22.08
	12/31/2020	127,664	25.75	to	23.74	4,079,987	1.91	1.25	to	1.75	(5.79)	to	(6.26)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.